Putnam
Managed
High Yield
Trust

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

5-31-02

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FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Fellow Shareholder:

In a challenging market and economic environment during the fiscal year ended May 31, 2002, Putnam Managed High Yield Trust delivered slightly negative absolute returns at net asset value. As the year was marked by geopolitical turmoil and corporate accounting problems, Putnam's extensive research capabilities became an even more valuable asset to shareholders.

On the following pages, the report from your fund's management team will provide a full discussion of what has been driving the fund's performance as well as a view of prospects for the remainder of 2002.

You may notice as you read this report that we are now listing the team that manages your fund. We do this to reflect more accurately how your fund is managed as well as Putnam's firm belief in the value of team management. The names of the individuals who comprise the management team are shown at the end of management's discussion of performance.

We know that Putnam Investments values its relationship with you and its other shareholders and that it appreciates your loyalty and patience as your management team steers the fund through this period of market uncertainty.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
July 17, 2002

REPORT FROM FUND MANAGEMENT

This fund is managed by the
Putnam Core Fixed-Income High-Yield Team

The fiscal year ended May 31, 2002, was marked by significant global turmoil, including the terrorist attacks in the United States on September 11. The U.S. economy experienced a significant slowdown, exacerbated by the events of September 11, although it began to show signs of recovery in the late fall and through the first quarter of 2002. The high-yield market also evolved during the 12-month period, generating lackluster returns last summer, strong returns in the late fall, and then more moderately positive returns during the first five months of 2002.

While your fund's absolute return at net asset value for the period may not appear impressive on its own, it is important to realize that this result was well ahead of the average for closed-end high-yield funds tracked by Lipper over the same period. The fund's performance at market price reflects a change in investors' perception of the fund, possibly due to increased volatility in the high-yield market over the past several months. This change in perception caused the fund's return at market price to be lower than its return at net asset value. While the fund underperformed its benchmark, the CSFB High Yield Index, it is important to keep in mind that your fund's benchmark is not an investment vehicle. See the performance comparisons on page 7 for more information.

Total return for 12 months ended 5/31/02

                 NAV            Market price
-----------------------------------------------------------------------
               -0.93%             -2.91%
-----------------------------------------------------------------------

Past performance does not indicate future results. Performance based on market prices for the shares will vary from performance based on the portfolio's net asset value. Performance information for longer periods begins on page 7.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Basic materials                11.3%

Communications
services                        8.8%

Capital goods                   7.7%

Broadcasting                    7.1%

Health care                     7.0%

Footnote reads:
*Based on net assets as of 5/31/02. Holdings will vary over time.


* HIGH-YIELD MARKET TURNED AROUND AFTER  SEPTEMBER 11

In the past year, high-yield bonds have, to some degree, followed the volatile trends of the economy and the equity markets. During the summer of 2001, several high-yield sectors had solid performance, including cable television, broadcasting, gaming, chemicals, and automotive. The Federal Reserve Board's short-term interest-rate reductions that occurred throughout 2001 caused a dramatic steepening of the yield curve (meaning that the difference between short-term and long-term bond yields increased significantly). This was positive for the bond market in general and for high-yield bonds, but the latter continued to suffer from the woes of the telecommunications industry. Defaults and large price declines in the telecommunications sector plagued the high-yield market throughout the summer of 2001. Fortunately, the stronger-performing sectors helped offset those that lagged.

After September 11, high-yield bond prices fell sharply, as did those in practically every asset class and market sector except for the highest-quality bonds, short-term U.S. Treasuries. High-yield sectors such as airlines, gaming, lodging, and other travel-related industries all experienced undue price declines. In October and November, however, the high-yield market quickly turned around on reports of a recovering U.S. economy, positive news from the war in Afghanistan, and a resurgent stock market. High-yield returns for October and November were strong, even though the bond market generally was volatile, and the sector finished 2001 well ahead of the major equity indexes.

This year, high-yield performance has continued to follow the ups and downs of the stock market and the economy, but performance remained solidly in positive territory for the first five months of the year. As a result of the Enron scandal, credit quality and corporate financial health have become important in a way that has not been the case for many years. While the increased scrutiny has caused volatility in both the equity and high-yield markets in the short term, it should be a positive going forward. However, there may be further problematic events, such as the recent difficulties reported by Worldcom in June. This holding represented a fractional percentage of the fund's net assets. As a result of our research, most of the fund's Worldcom holdings were sold well before the scandal was reported.

Fund Profile

Putnam Managed High Yield Trust seeks high current income and the potential for capital appreciation by investing in high-yield bonds believed to have the potential for financial improvements and credit-rating upgrades. The fund is designed for investors seeking high income and capital appreciation, and who are willing to take on the added risk of investing in below-investment-grade securities.


* "FALLEN ANGELS" HAVE CHANGED THE  HIGH-YIELD LANDSCAPE

In the past year, companies that previously had been high-grade bond issuers have entered the high-yield bond market. Many of these so-called "fallen angels" still have strong cash flow, significant assets that remain valuable, and the ability to generate consistent earnings. They have come upon hard times, but remain attractive because of their liquidity and their potential for higher returns.

At Putnam, we are fortunate to have a large fixed-income department with a sizeable group of analysts on the investment-grade side who know these companies well. This is a distinct advantage for Putnam over many of our peers. Through our Knowledge Management initiative, in which we regularly share information across different investing groups, we are able to quickly gather valuable analytical insights from the investment-grade bond analysts within our firm.

* MANAGEMENT STRATEGIES PRODUCED STRONG RELATIVE PERFORMANCE

Going into September 2001, the fund was positioned defensively, which helped when the market declined in the wake of September 11. We had improved the credit quality among the holdings throughout 2000 and into 2001, adding more BB-rated bonds. In addition, the fund was well diversified across a range of industries outside telecommunications. Our reduction of holdings in the telecommunications industry -- particularly wireline companies (as opposed to wireless) -- was particularly helpful in boosting the fund's relative performance, especially during the month of September. These reductions were difficult to achieve, given the significance of the telecom industry in the high-yield market and the extent of the former's collapse.

In October and November of 2001, we increased the fund's weightings in some of the beaten-down sectors, such as media, cable, broadcasting, airlines, gaming, and lodging. This contrarian strategy paid off, as the bonds in these sectors have seen solid performance since we acquired them. The market in the weeks after September 11 was extremely bearish, but we were not as pessimistic as many other investors were at the time. For example, bonds that we acquired in the broadcasting industry have benefited from higher-than-expected advertising revenues, as well as a more favorable regulatory climate that has allowed companies to expand.

The gaming and lodging industries also benefited from the post-September 11 environment. Understandably, people were much less willing to travel after the events of September 11, but there was a somewhat irrational belief that travel and hotel occupancy would decline much more than it actually did. As a result, our holdings in these sectors, acquired in October and November, performed well when travel and hotel use recovered more quickly than had been anticipated.

* LOWER MARKET YIELDS, DEFAULTS LED TO DIVIDEND REDUCTION

During the past 12 months, the fund's dividend was reduced for several reasons. Market yields have come down significantly in the past year and a half. In addition, your fund's managers have been replacing poor-performing telecommunications bonds with higher-quality bonds, which typically have lower yields. Finally, some bonds in the fund have defaulted, and when a bond defaults its income is eliminated. As a result of these factors, the fund did not earn its dividend for the entire fiscal year; therefore, the fund had a non-taxable return of capital to shareholders as part of its distributions (see page 37 for details).

* OUTLOOK REMAINS POSITIVE FOR HIGH-YIELD BONDS

There are several reasons to remain optimistic about high-yield bonds going forward. First, it appears default rates have peaked, which is positive because it should signal a generally improving market environment. Second, technical factors are quite positive. Money has flowed into the market from both individual and institutional investors, with several billion dollars invested in high-yield bonds already in 2002. Third, the yield curve is still steep, with short-term rates at a 40-year low. This gives investors incentive to take on more risk in order to receive higher yields. Finally, after several years of focusing solely on growth, the renewed emphasis on reducing debt should result in higher credit quality.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

PSF Group Holdings, Inc., Class A
common stock
Basic materials

Echostar Broadband Corp.
senior notes, 10.375%, 2007
Broadcasting

Allied Waste Industries, Inc.
company guaranty, Series B, 10%, 2009
Capital goods

HMH Properties, Inc.
company guaranty, Series B, 7.875%, 2008
Lodging/tourism

Coinmach Corp.
144A senior notes, 9%, 2010
Commercial and consumer services

CSC Holdings, Inc.
series M, $11.125 cumulative preferred
Communication services

Southland Corp.
debentures, Series A, 4.5%, 2004
Retail

Paxson Communications Corp.
13.25% cumulative preferred
Broadcasting

GS Escrow Corp.
senior notes, 7.125%, 2005
Financial

PRIMEDIA, Inc.
company guaranty, 8.875%, 2011
Publishing

Footnote reads:
These holdings represent 9.1% of the fund's net assets as of 5/31/02. Portfolio holdings will vary over time.


There are risks, as always. First, the Federal Reserve Board will eventually begin raising short-term interest rates. We believe that this will happen later than many are expecting (perhaps as late as 2003), and that when the Fed does begin to raise rates, the increases will probably be larger and will occur at regular intervals. Secondly, while the impact of September 11 has receded significantly from an economic and market psychology standpoint, corporate accounting scandals and geopolitical events are still having a dampening effect on the equity markets, which does influence high-yield bonds peripherally. We remain acutely aware of these and other risks, and will continue to make adjustments to your fund as are warranted by changes in the market and economic environment.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 5/31/02, there is no guarantee the fund will continue to hold these securities in the future. Lower-rated bonds may offer higher yields in return for more risk.

This fund is managed by the Putnam Core Fixed-Income High-Yield Team. The members of this team are Stephen Peacher (Portfolio Leader), Jeffrey Kaufman, Geoffrey Kelley, Krishna Memani, Neal Reiner, Paul Scanlon, Rosemary Thomsen, and Joseph Towell.


PUTNAM'S POLICY ON CONFIDENTIALITY

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders' addresses, telephone numbers, Social Security numbers, and the names of their financial advisors. We use this information to assign an account number and to help us maintain accurate records of transactions and account balances.

It is our policy to protect the confidentiality of your information, whether or not you currently own shares of our funds, and in particular, not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we share this information with outside vendors who provide services to us, such as mailing and proxy solicitation. In those cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. We may also share this information with our Putnam affiliates to service your account or provide you with information about other Putnam products or services. It is also our policy to share account information with your financial advisor, if you've listed one on your Putnam account.

If you would like clarification about our confidentiality policies or have any questions or concerns, please don't hesitate to contact us at 1-800-225-1581, Monday through Friday, 8:30 a.m. to 7:00 p.m., or
Saturdays from 9:00 a.m. to 5:00 p.m. Eastern Time.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy.

TOTAL RETURN FOR PERIODS ENDED 5/31/02

                                 Market    CSFB High Yield   Consumer
                      NAV        price         Index        price index
-------------------------------------------------------------------------------
1 year              -0.93%      -2.91%          3.64%          1.13%
-------------------------------------------------------------------------------
5 years              1.42       10.79          16.58          12.12
Annual average       0.28        2.07           3.12           2.31
-------------------------------------------------------------------------------
Life of fund
(since 6/25/93)     50.23       56.50          70.23          24.31
Annual average       4.66        5.14           6.15           2.47
-------------------------------------------------------------------------------

Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return, net asset value, and market price will fluctuate and you may have a gain or a loss when you sell your shares. Performance does not reflect taxes on reinvested distributions.

LIPPER INFORMATION:

The average annualized return for the 7 funds in the Lipper High Current Yield Funds (closed-end) category over the 12 months ended 5/31/02 was -9.45%. Over the 5- and life of fund periods ended 5/31/02, annualized returns for the category were -4.61% and 1.12%, respectively.

PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 5/31/02

-------------------------------------------------------------------------------
Distributions
-------------------------------------------------------------------------------
Number                                            12
-------------------------------------------------------------------------------
Income                                         $0.8696
-------------------------------------------------------------------------------
Capital gains                                     --
-------------------------------------------------------------------------------
Return of
capital 1                                      $0.1214
-------------------------------------------------------------------------------
  Total                                        $0.9910
-------------------------------------------------------------------------------
Share value:                              NAV           Market price
-------------------------------------------------------------------------------
5/31/01                                  $9.49            $10.80
-------------------------------------------------------------------------------
5/31/02                                   8.50              9.48
-------------------------------------------------------------------------------
Current return (end of period)
-------------------------------------------------------------------------------
Current
dividend
rate 2                                    9.60%             8.61%
-------------------------------------------------------------------------------

1 See page 37 for more information.

2 Most recent distribution, excluding capital gains, annualized and divided by NAV or market price at end of period.


TOTAL RETURN FOR PERIODS ENDED 6/30/02 (most recent calendar quarter)

                                                          NAV     Market price
-------------------------------------------------------------------------------
1 year                                                  -4.03%      -10.91%
-------------------------------------------------------------------------------
5 years                                                 -5.46        -5.46
Annual average                                          -1.12        -1.12
-------------------------------------------------------------------------------
Life of fund
(since 6/25/93)                                         42.91        35.73
Annual average                                           4.04         3.45
-------------------------------------------------------------------------------

Past performance does not indicate future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value, and market price will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding common shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on the New York Stock Exchange.


COMPARATIVE BENCHMARKS

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

Credit Suisse First Boston (CSFB) High Yield Index is an unmanaged list of lower-rated higher-yielding U.S. corporate bonds. It assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Lipper Inc. is a third-party industry ranking entity that ranks funds (without sales charges) with similar current investment styles or objectives as determined by Lipper.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, as well as the accompanying Notes, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal year.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


REPORT OF INDEPENDENT ACCOUNTANTS

The Board of Trustees and Shareholders
Putnam Managed High Yield Trust:

We have audited the accompanying statement of assets and liabilities of Putnam Managed High Yield Trust, including the fund's portfolio, as of May 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the three-year period ended May 31, 2000 were audited by other auditors whose report dated July 11, 2000, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2002 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Putnam Managed High Yield Trust as of May 31, 2002, the results of its operations for the year then ended, and changes in its net assets and financial highlights for each of the years in the two-year period then ended in conformity with accounting principles generally accepted in the United States of America.

                                                       KPMG  LLP
Boston, Massachusetts
July 2, 2002



THE FUND'S PORTFOLIO
May 31, 2002

CORPORATE BONDS AND NOTES (84.3%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
Advertising and Marketing Services (0.2%)
-------------------------------------------------------------------------------------------------------------------
$           196,618 Interact Operating Co. notes 14s, 2003 (PIK)                                      $          20
             40,000 Lamar Media Corp. company guaranty 9 5/8s, 2006                                          41,800
             67,000 Lamar Media Corp. sr. sub. notes 9 1/4s, 2007                                            70,015
                                                                                                      -------------
                                                                                                            111,835

Automotive (2.4%)
-------------------------------------------------------------------------------------------------------------------
             80,000 Asbury Automotive Group, Inc. 144A sr. sub. notes 9s, 2012                               80,200
            135,000 Collins & Aikman Products, Inc. company guaranty 11 1/2s, 2006                          135,000
            140,000 Collins & Aikman Products, Inc. 144A sr. notes 10 3/4s, 2011                            147,000
            200,000 Dana Corp. notes 9s, 2011                                                               202,000
             20,000 Dana Corp. notes 7s, 2029                                                                15,200
             50,000 Delco Remy International, Inc. company guaranty 11s, 2009                                46,500
             10,000 Delco Remy International, Inc. company guaranty 10 5/8s, 2006                             9,200
             20,000 Delco Remy International, Inc. sr. notes 8 5/8s, 2007                                    18,800
            190,000 Dura Operating Corp. company guaranty Ser. D, 9s, 2009                                  191,900
             80,000 Dura Operating Corp. 144A sr. notes 8 5/8s, 2012                                         82,800
            110,000 Exide Corp. sr. notes 10s, 2005 (In default) (NON)                                       18,700
             80,000 Federal Mogul Corp. notes 7 7/8s, 2010 (In default) (NON)                                16,800
            150,000 Federal Mogul Corp. notes 7 3/4s, 2006 (In default) (NON)                                31,500
             30,000 Ford Motor Credit Corp. notes 7 3/8s, 2009                                               31,010
             50,000 Hayes Lemmerz International, Inc. 144A company guaranty
                    11 7/8s, 2006 (In default) (NON)                                                         38,500
            130,000 Lear Corp. company guaranty Ser. B, 8.11s, 2009                                         135,673
            180,000 Lear Corp. company guaranty Ser. B, 7.96s, 2005                                         185,980
             30,000 Tenaga Nasional Berhad company guaranty 11 5/8s, 2009                                    25,650
             70,000 United Auto Group, Inc. 144A sr. sub. notes 9 5/8s, 2012                                 73,500
             30,000 Venture Holdings Trust 144A sr. notes Ser. B, 9 1/2s, 2005                               24,000
                                                                                                      -------------
                                                                                                          1,509,913

Basic Materials (9.0%)
-------------------------------------------------------------------------------------------------------------------
            150,000 Acetex Corp. sr. notes 10 7/8s, 2009 (Canada)                                           156,750
             50,000 AK Steel Corp. company guaranty 7 7/8s, 2009                                             50,125
            100,000 AK Steel Corp. sr. notes 9 1/8s, 2006                                                   104,000
            190,000 Appleton Papers, Inc. 144A sr. sub. notes 12 1/2s, 2008                                 193,800
            140,000 ARCO Chemical Co. deb. 9.8s, 2020                                                       125,300
             80,000 Armco, Inc. sr. notes 8 7/8s, 2008                                                       77,600
            170,000 Avecia Group PLC company guaranty 11s, 2009 (United Kingdom)                            173,400
            130,000 Better Minerals & Aggregates Co. company guaranty 13s, 2009                             134,550
             90,000 Centaur Mining & Exploration company guaranty 11s, 2007 (Australia)
                    (In default) (NON)                                                                        5,625
            100,000 Compass Minerals Group, Inc. 144A sr. sub. notes 10s, 2011                              106,000
            170,000 Doe Run Resources Corp. company guaranty Ser. B, 11 1/4s, 2005
                    (In default) (NON)                                                                       51,000
             20,000 Doe Run Resources Corp. company guaranty Ser. B, 11 1/4s, 2005
                    (In default) (NON)                                                                        6,000
             50,000 Doe Run Resources Corp. company guaranty FRN Ser. B, 8.536s, 2003
                    (In default) (NON)                                                                       15,000
            300,000 Equistar Chemicals LP/Equistar Funding Corp. company guaranty
                    10 1/8s, 2008                                                                           294,000
             50,000 Ferro Corp. sr. notes 9 1/8s, 2009                                                       53,095
            150,000 Four M Corp. sr. notes Ser. B, 12s, 2006                                                154,125
             30,000 Georgia Gulf Corp. company guaranty 10 3/8s, 2007                                        32,400
             30,000 Georgia-Pacific Corp. notes 8 7/8s, 2031                                                 28,904
             80,000 Georgia-Pacific Corp. notes 8 1/8s, 2011                                                 78,243
             30,000 Georgia-Pacific Corp. notes 7 1/2s, 2006                                                 29,436
             40,000 Haynes International, Inc. sr. notes 11 5/8s, 2004                                       32,000
            200,000 Hercules, Inc. company guaranty 11 1/8s, 2007                                           226,000
            350,000 Huntsman ICI Chemicals, Inc. company guaranty 10 1/8s, 2009                             323,750
             50,000 Huntsman International, LLC 144A sr. notes 9 7/8s, 2009                                  51,250
            150,000 IMC Global, Inc. company guaranty Ser. B, 10 7/8s, 2008                                 167,948
            270,000 ISP Chemco, Inc. company guaranty Ser. B, 10 1/4s, 2011                                 286,200
             10,000 Kaiser Aluminum & Chemical Corp. sr. notes Ser. B, 10 7/8s, 2006
                    (In default) (NON)                                                                        8,000
            305,000 Kaiser Aluminum & Chemical Corp. sr. sub. notes 12 3/4s, 2003
                    (In default) (NON)                                                                       61,000
            195,000 LTV Corp. company guaranty 11 3/4s, 2009 (In default) (NON)                                 975
            190,000 LTV Corp. company guaranty 8.2s, 2007 (In default) (NON)                                    238
             60,000 Lyondell Chemical Co. company guaranty 9 1/2s, 2008                                      57,900
             40,000 Lyondell Chemical Co. notes Ser. A, 9 5/8s, 2007                                         39,200
            140,000 Lyondell Chemical Co. sec. notes Ser. B, 9 7/8s, 2007                                   136,850
             20,000 Lyondell Chemical Co. sr. sub. notes 10 7/8s, 2009                                       18,600
             50,000 Millenium America, Inc. company guaranty 9 1/4s, 2008                                    51,750
             50,000 Norske Skog Canada, Ltd. company guaranty 8 5/8s, 2011 (Canada)                          50,750
             80,000 Nortek, Inc. sr. notes Ser. B, 8 7/8s, 2008                                              81,000
             10,000 Nortek, Inc. sr. sub. notes Ser. B, 9 7/8s, 2011                                         10,175
             60,000 Nortek, Inc. 144A sr. notes Ser. B, 9 1/8s, 2007                                         61,350
             70,000 Noveon, Inc. company guaranty Ser. B, 11s, 2011                                          75,250
            120,000 OM Group, Inc. company guaranty 9 1/4s, 2011                                            125,100
             90,000 Oregon Steel Mills 1st mtge. 11s, 2003                                                   90,225
             32,000 P&L Coal Holdings Corp. company guaranty Ser. B, 9 5/8s, 2008                            33,920
            140,000 Pacifica Papers, Inc. sr. notes 10s, 2009 (Canada)                                      147,700
             31,547 PCI Chemicals Canada sec. sr. notes 10s, 2008 (Canada)                                   23,660
             90,000 Phelps Dodge Corp. sr. notes 8 3/4s, 2011                                                90,960
             73,849 Pioneer Companies, Inc. sec. FRN 5.381s, 2006                                            54,648
             60,000 Polymer Group, Inc. company guaranty Ser. B, 9s, 2007 (In default) (NON)                 15,000
            140,000 Potlatch Corp. company guaranty 10s, 2011                                               152,600
            365,000 Riverwood International Corp. company guaranty 10 7/8s, 2008                            379,600
            160,000 Royster-Clark, Inc. 1st mtge. 10 1/4s, 2009                                             120,400
             80,000 Steel Dynamics, Inc. 144A sr. notes 9 1/2s, 2009                                         84,200
             30,000 Sterling Chemicals Holdings sr. disc. notes 13 1/2s, 2008 (In default) (NON)                150
            100,000 Sterling Chemicals, Inc. company guaranty Ser. B, 12 3/8s, 2006
                    (In default) (NON)                                                                       88,000
             40,000 Stone Container Corp. sr. notes 9 3/4s, 2011                                             42,600
            140,000 Stone Container Corp. sr. notes 9 1/4s, 2008                                            148,400
             80,000 Stone Container Corp. 144A company guaranty 11 1/2s,
                    2006 (Canada)                                                                            86,000
             70,000 Tembec Industries, Inc. company guaranty 8 1/2s, 2011 (Canada)                           71,225
             60,000 Tembec Industries, Inc. company guaranty 7 3/4s, 2012 (Canada)                           58,800
             40,000 Texas Petrochemical Corp. sr. sub. notes Ser. B, 11 1/8s, 2006                           33,600
            140,000 United States Steel, LLC 144A company guaranty 10 3/4s, 2008                            147,000
             90,000 WCI Steel, Inc. sr. notes Ser. B, 10s, 2004                                              45,000
             20,000 Weirton Steel Corp 144A sr. notes 10 3/4s, 2005 (In default) (NON)                        5,000
            120,000 Wheeling-Pittsburgh Steel Corp. sr. notes 9 1/4s, 2007 (In default) (NON)                 2,400
             80,000 WHX Corp. sr. notes 10 1/2s, 2005                                                        60,000
                                                                                                      -------------
                                                                                                          5,715,727

Beverage (0.3%)
-------------------------------------------------------------------------------------------------------------------
             30,000 Constellation Brands, Inc. company guaranty 8 1/2s, 2009                                 31,050
            150,000 Constellation Brands, Inc. sr. sub. notes Ser. B, 8 1/8s, 2012                          155,625
                                                                                                      -------------
                                                                                                            186,675

Broadcasting (5.9%)
-------------------------------------------------------------------------------------------------------------------
            190,000 Acme Television company guaranty 10 7/8s, 2004                                          193,800
            120,000 Benedek Communications Corp. sr. disc. notes 13 1/4s, 2006
                    (In default) (NON)                                                                      120,000
             70,000 British Sky Broadcasting PLC company guaranty 8.2s, 2009
                    (United Kingdom)                                                                         71,693
            210,000 British Sky Broadcasting PLC company guaranty 6 7/8s, 2009
                    (United Kingdom)                                                                        200,495
             70,000 CD Radio, Inc. sec. notes 14 1/2s, 2009                                                  31,500
            140,000 Chancellor Media Corp. company guaranty 8s, 2008                                        144,900
            440,000 Diva Systems Corp. sr. disc. notes stepped-coupon Ser. B, zero %
                    (12 5/8s, 3/1/03), 2008 (STP)                                                            57,750
            790,000 Echostar Broadband Corp. sr. notes 10 3/8s, 2007                                        827,525
            150,000 Echostar DBS Corp. 144A sr. notes 9 1/8s, 2009                                          150,750
             50,000 Emmis Communications Corp. company guaranty Ser. B, 8 1/8s, 2009                         51,000
             80,000 Emmis Communications Corp. sr. disc. notes stepped-coupon zero %
                    (12 1/2s, 3/15/06), 2011 (STP)                                                           59,600
            162,877 Fox Family Worldwide, Inc. sr. disc. notes 10 1/4s, 2007                                174,685
            195,000 Fox Family Worldwide, Inc. sr. notes 9 1/4s, 2007                                       206,700
            110,000 Fox/Liberty Networks, LLC sr. disc. notes stepped-coupon zero %
                    (9 3/4s, 8/15/02), 2007 (STP)                                                           113,850
            110,000 Fox/Liberty Networks, LLC sr. notes 8 7/8s, 2007                                        114,950
            110,000 Granite Broadcasting Corp. sr. sub. notes 9 3/8s, 2005                                  101,200
            120,000 Granite Broadcasting Corp. sr. sub. notes 8 7/8s, 2008                                  108,000
             10,000 Knology Holdings, Inc. sr. disc. notes stepped-coupon zero %
                    (11 7/8s, 10/15/02), 2007 (STP)                                                           3,725
             70,000 LIN Holdings Corp. sr. disc. notes stepped-coupon zero %
                    (10s, 3/1/03), 2008 (STP)                                                                66,450
             70,000 LIN Television Corp. company guaranty 8 3/8s, 2008                                       70,350
             70,000 Pegasus Satellite sr. notes 12 3/8s, 2006                                                33,600
            350,375 Quorum Broadcast Holdings, LLC notes stepped-coupon zero %
                    (15s, 5/15/06), 2009 (acquired 5/15/01, cost $139,227) (RES) (STP)                      197,882
             52,000 RCN Corp. sr. disc. notes stepped-coupon Ser. B, zero %
                    (9.8s, 2/15/03), 2008 (STP)                                                               9,880
             30,000 Sinclair Broadcast Group, Inc. company guaranty 9s, 2007                                 30,525
            260,000 Sinclair Broadcast Group, Inc. 144A sr. sub. notes 8 3/4s, 2011                         267,800
            130,000 XM Satellite Radio Holdings, Inc. sec. notes 14s, 2010                                   84,500
            260,000 Young Broadcasting, Inc. company guaranty 10s, 2011                                     257,400
             30,000 Young Broadcasting, Inc. company guaranty Ser. B, 8 3/4s, 2007                           29,700
                                                                                                      -------------
                                                                                                          3,780,210

Building Materials (0.6%)
-------------------------------------------------------------------------------------------------------------------
             50,000 Atrium Companies, Inc. company guaranty Ser. B, 10 1/2s, 2009                            50,750
             60,000 Building Materials Corp. company guaranty 8s, 2008                                       51,000
            160,000 Dayton Superior Corp. company guaranty 13s, 2009                                        161,400
            160,000 Morrison Knudsen Corp. 144A sr. notes 11s, 2010 (In default) (NON)                       33,600
            120,000 Owens Corning bonds 7 1/2s, 2018 (In default) (NON)                                      48,600
             50,000 Owens Corning notes 7 1/2s, 2005 (In default) (NON)                                      20,250
                                                                                                      -------------
                                                                                                            365,600

Cable Television (2.8%)
-------------------------------------------------------------------------------------------------------------------
             70,000 Adelphia Communications Corp. sr. notes 10 1/4s, 2011 (In default) (NON)                 52,500
            120,000 Adelphia Communications Corp. sr. notes 7 7/8s, 2009 (In default) (NON)                  88,200
             20,000 Adelphia Communications Corp. sr. notes Ser. B, 7 3/4s, 2009
                    (In default) (NON)                                                                       14,900
              9,407 Australis Media, Ltd. sr. disc. notes 15 3/4s, 2003 (Australia)
                    (In default) (NON) (PIK)                                                                      1
            160,000 Century Communications Corp. sr. notes 8 7/8s, 2007                                     112,800
             60,000 Century Communications Corp. sr. notes 8 3/8s, 2007                                      42,000
            120,000 Charter Communications Holdings, LLC/Capital Corp. sr. disc. notes
                    stepped-coupon zero % (13 1/2s, 1/15/06), 2011 (STP)                                     72,000
            410,000 Charter Communications Holdings, LLC/Capital Corp. sr. disc. notes
                    stepped-coupon zero % (11 3/4s, 5/15/06), 2011 (STP)                                    223,450
            280,000 Charter Communications Holdings, LLC/Capital Corp. sr. notes
                    11 1/8s, 2011                                                                           259,000
             70,000 Charter Communications Holdings, LLC/Capital Corp. sr. notes
                    10 3/4s, 2009                                                                            64,575
             10,000 Charter Communications Holdings, LLC/Capital Corp. sr. notes
                    10s, 2009                                                                                 8,975
             20,000 Charter Communications Holdings, LLC/Capital Corp. 144A sr. disc.
                    notes stepped-coupon zero % (12 1/8s, 1/15/07), 2012 (STP)                               10,000
             30,000 Charter Communications Holdings, LLC/Capital Corp. 144A sr. notes
                    10s, 2011                                                                                26,100
             60,000 Charter Communications Holdings, LLC/Capital Corp. 144A sr. notes
                    9 5/8s, 2009                                                                             53,250
             50,000 CSC Holdings, Inc. sr. sub. deb. 9 7/8s, 2013                                            49,625
            775,000 Diamond Cable Communication PLC sr. disc. notes zero %, 2007
                    (United Kingdom) (In default) (NON)                                                     217,000
            150,000 Diamond Cable Communications PLC sr. disc. notes zero %, 2005
                    (United Kingdom) (In default) (NON)                                                      42,000
             80,000 Frontier Vision bank term loan FRN Ser. B, 4.045s, 2006
                    (acquired 5/20/02, cost $74,000) (NON)                                                   71,200
             30,000 Insight Communications Company, Inc. sr. disc. notes stepped-coupon
                    zero % (12 1/4s, 2/15/06), 2011 (STP)                                                    16,200
             50,000 International Cabletel, Inc. sr. disc. notes 11 1/2s, 2006 (In default) (NON)            17,000
             20,000 NTL Communications Corp. sr. notes stepped-coupon Ser. B, zero %
                    (12 3/8s, 10/1/03), 2008 (In default) (NON) (STP)                                         5,400
            100,000 ONO Finance PLC sr. notes 13s, 2009 (United Kingdom)                                     36,500
             20,000 Rogers Cablesystems, Ltd. sr. notes Ser. B, 10s, 2005 (Canada)                           21,500
            130,000 Rogers Cablesystems, Ltd. sr. sub. notes 8.8s, 2007 (Canada)                            109,850
            320,000 TeleWest Communications PLC deb. 11s, 2007 (United Kingdom)                             142,400
            146,000 United Pan-Europe NV sr. disc. notes 12 1/2s, 2009 (Netherlands)                         15,513
            260,000 United Pan-Europe NV sr. disc. notes stepped-coupon zero %
                    (13 3/4s, 2/1/05), 2010 (Netherlands) (STP)                                              27,625
                                                                                                      -------------
                                                                                                          1,799,564

Capital Goods (7.4%)
-------------------------------------------------------------------------------------------------------------------
             80,000 AEP Industries, Inc. sr. sub. notes 9 7/8s, 2007                                         80,400
            510,000 Allied Waste Industries, Inc. company guaranty Ser. B, 10s, 2009                        515,100
            330,000 Allied Waste Industries, Inc. company guaranty Ser. B, 7 5/8s, 2006                     325,050
             30,000 Allied Waste North America, Inc. company guaranty Ser. B, 8 1/2s, 2008                   30,000
             40,000 Amkor Technology, Inc. sr. notes 9 1/4s, 2008                                            39,900
             80,000 Amkor Technology, Inc. sr. notes 9 1/4s, 2006                                            79,600
             60,000 Applied Extrusion Technologies, Inc. company guaranty Ser. B,
                    10 3/4s, 2011                                                                            57,450
            360,000 Argo-Tech Corp. company guaranty 8 5/8s, 2007                                           334,800
             80,000 Argo-Tech Corp. company guaranty Ser. D, 8 5/8s, 2007                                    74,400
            285,000 BE Aerospace, Inc. sr. sub. notes Ser. B, 8s, 2008                                      262,200
            190,000 Blount, Inc. company guaranty 13s, 2009                                                 130,150
            150,000 Brand Scaffold Services, Inc. sr. notes 10 1/4s, 2008                                   146,250
             60,000 Browning-Ferris Industries, Inc. deb. 7.4s, 2035                                         48,450
             60,000 Browning-Ferris Industries, Inc. sr. notes 6 3/8s, 2008                                  54,000
            100,000 Day International Group, Inc. company guaranty 9 1/2s, 2008                              75,000
            240,000 Decrane Aircraft Holdings Co. company guaranty Ser. B, 12s, 2008                        220,800
            140,000 Earle M. Jorgensen Co. 144A sec. notes 9 3/4s, 2012                                     141,400
            123,000 Flowserve Corp. company guaranty 12 1/4s, 2010                                          138,990
             40,000 Hexcel Corp. sr. sub. notes 9 3/4s, 2009                                                 30,800
             90,000 High Voltage Engineering Corp. sr. notes 10 3/4s, 2004                                   32,400
            180,000 Insilco Holding Co. sr. disc. notes stepped-coupon zero %
                    (14s, 8/15/03), 2008 (STP)                                                               23,400
             90,000 Jackson Products, Inc. company guaranty Ser. B, 9 1/2s, 2005                             58,500
             30,000 Jordan Industries, Inc. sr. notes Ser. D, 10 3/8s, 2007                                  21,000
             30,000 Joy Global, Inc. 144A company guaranty 8 3/4s, 2012                                      30,450
            100,000 L-3 Communications Corp. sr. sub. notes 8 1/2s, 2008                                    103,500
            170,000 L-3 Communications Corp. sr. sub. notes Ser. B, 10 3/8s, 2007                           178,925
            100,000 Laidlaw, Inc. notes 7.65s, 2006 (Canada) (In default) (NON)                              61,750
            190,000 Motors and Gears, Inc. sr. notes Ser. D, 10 3/4s, 2006                                  180,500
            200,000 Owens-Brockway Glass 144A sec. notes 8 7/8s, 2009                                       208,000
             50,000 Owens-Illinois, Inc. debs. 7.8s, 2018                                                    42,500
             95,000 Owens-Illinois, Inc. debs. 7 1/2s, 2010                                                  86,925
             10,000 Owens-Illinois, Inc. sr. notes 7.15s, 2005                                                9,575
             80,000 Pliant Corp. company guaranty 13s, 2010                                                  83,600
             30,000 Pliant Corp. 144A sr. sub. notes 13s, 2010                                               31,350
            130,000 Roller Bearing Company of America company guaranty Ser. B,
                    9 5/8s, 2007                                                                            124,800
            190,000 Tekni-Plex, Inc. company guaranty Ser. B, 12 3/4s, 2010                                 199,500
             40,000 Terex Corp. company guaranty 8 7/8s, 2008                                                41,200
            100,000 Terex Corp. company guaranty Ser. B, 10 3/8s, 2011                                      109,500
             70,000 Trimas Corp. 144A sr. sub. notes 9 7/8s, 2012                                            71,225
            130,000 Waste Management, Inc. sr. notes 7 3/8s, 2010                                           133,957
             80,000 Waste Management, Inc. sr. notes 6 1/2s, 2008                                            79,758
                                                                                                      -------------
                                                                                                          4,697,055

Commercial and Consumer Services (0.8%)
-------------------------------------------------------------------------------------------------------------------
            475,000 Coinmach Corp. 144A sr. notes 9s, 2010                                                  492,813

Communication Services (7.1%)
-------------------------------------------------------------------------------------------------------------------
            200,000 360Networks, Inc. sr. notes 13s, 2008 (Canada) (In default) (NON)                         2,000
            120,000 Alamosa Delaware, Inc. company guaranty 13 5/8s, 2011                                   100,800
             50,000 Alamosa Delaware, Inc. company guaranty 12 1/2s, 2011                                    41,750
             10,000 Alamosa PCS Holdings, Inc. company guaranty stepped-coupon zero %
                    (12 7/8s, 2/15/05), 2010 (STP)                                                            4,600
            200,000 American Cellular Corp. company guaranty 9 1/2s, 2009                                    80,000
            450,000 American Tower Corp. sr. notes 9 3/8s, 2009                                             309,375
             20,000 Arch Communications, Inc. sr. notes 13 3/4s, 2008 (In default) (NON)                        100
             20,000 Arch Communications, Inc. sr. notes 13s, 2007 (In default) (NON)                            100
             40,000 Asia Global Crossing, Ltd. sr. notes 13 3/8s, 2010 (Bermuda)
                    (In default) (NON)                                                                        9,200
            100,000 Birch Telecommunications, Inc. sr. notes 14s, 2008 (In default) (NON)                     2,000
             14,000 Call-Net Enterprises, Inc. company guaranty 10 5/8s, 2008 (Canada)                        7,840
            318,870 Colo.com, Inc. 144A sr. notes 13 7/8s, 2010 (In default) (NON)                            6,377
            120,000 Crown Castle International Corp. sr. disc. notes stepped-coupon
                    zero % (10 3/8s, 5/15/04), 2011 (STP)                                                    69,000
             60,000 Crown Castle International Corp. sr. notes 10 3/4s, 2011                                 52,200
            170,000 Crown Castle International Corp. sr. notes 9 3/8s, 2011                                 136,000
            490,000 Cybernet Internet Services International, Inc. 144A sr. disc. notes
                    stepped-coupon zero % (13s, 8/15/04), 2009 (Denmark) (STP)                                4,900
            150,000 Dobson/Sygnet Communications, Inc. sr. notes 12 1/4s, 2008                              136,500
            230,000 Equinix, Inc. sr. notes 13s, 2007                                                        34,500
            120,000 Esprit Telecom Group PLC sr. notes 11 1/2s, 2007 (United Kingdom)
                    (In default) (NON)                                                                          300
            420,000 Firstworld Communication Corp. sr. disc. notes stepped-coupon
                    zero % (13s, 4/15/03), 2008 (In default) (NON) (STP)                                     43,050
             90,000 FLAG, Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda) (In default) (NON)                      12,600
             20,000 Global Crossing Holdings, Ltd. company guaranty 9 5/8s, 2008
                    (Bermuda) (In default) (NON)                                                                375
             30,000 Global Crossing Holdings, Ltd. company guaranty 9 1/2s, 2009
                    (Bermuda) (In default) (NON)                                                                563
            430,000 Global Crossing Holdings, Ltd. company guaranty 9 1/8s, 2006
                    (Bermuda) (In default) (NON)                                                              8,063
            145,000 Globix Corp. sr. notes 12 1/2s, 2010 (In default) (NON)                                  25,375
            350,000 Horizon PCS, Inc. company guaranty stepped-coupon zero %
                    (14s, 10/1/05), 2010 (STP)                                                               92,750
             20,000 Horizon PCS, Inc. 144A sr. notes 13 3/4s, 2011                                           11,800
             20,000 Hyperion Telecommunications Corp., Inc. sr. disc. notes Ser. B, zero %,
                    2003 (In default) (NON)                                                                      50
            230,000 Hyperion Telecommunications Corp., Inc. sr. sub. notes 12s, 2007
                    (In default) (NON)                                                                          575
            200,000 iPCS, Inc. sr. disc. notes stepped-coupon zero % (14s, 7/15/05), 2010 (STP)             100,000
            140,000 IWO Holdings, Inc. company guaranty 14s, 2011                                           109,200
            260,000 Leap Wireless International, Inc. company guaranty 12 1/2s, 2010                         91,000
             99,000 Level 3 Communications, Inc. sr. disc. notes stepped-coupon zero %
                    (10 1/2s, 12/1/03), 2008 (STP)                                                           28,710
             20,000 Madison River Capital Corp. sr. notes 13 1/4s, 2010                                      16,000
            390,000 McCaw International, Ltd. sr. disc. notes 13s, 2007 (In default) (NON)                   19,500
            120,000 MCI WorldCom, Inc. notes 7 3/4s, 2007                                                    63,000
             90,000 MCI WorldCom, Inc. sr. notes 6.4s, 2005                                                  52,200
             50,000 Metrocall, Inc. sr. sub. notes 11s, 2008 (In default) (NON)                                 500
             20,000 Metrocall, Inc. sr. sub. notes 10 3/8s, 2007 (In default) (NON)                              50
             40,000 Metrocall, Inc. sr. sub. notes 9 3/4s, 2007 (In default) (NON)                              400
            200,000 Metromedia Fiber Network, Inc. sr. notes Ser. B, 10s, 2008 (In default) (NON)             6,000
            160,000 Microcell Telecommunications sr. disc. notes Ser. B, 14s, 2006 (Canada)                  22,400
             90,000 Millicom International Cellular SA sr. disc. notes 13 1/2s,
                    2006 (Luxembourg)                                                                        50,400
            130,000 Nextel Communications, Inc. sr. disc. notes stepped-coupon zero %
                    (9 3/4s, 10/31/02), 2007 (STP)                                                           84,500
            300,000 Nextel Communications, Inc. sr. notes 12s, 2008                                         220,500
             80,000 Nextel Communications, Inc. sr. notes 9 1/2s, 2011                                       50,800
            420,000 Nextel Communications, Inc. sr. notes 9 3/8s, 2009                                      277,200
            110,000 Nextel Partners, Inc. sr. notes 11s, 2010                                                68,200
             30,000 Nextel Partners, Inc. sr. notes 11s, 2010                                                18,600
             70,000 Nextel Partners, Inc. 144A sr. notes 12 1/2s, 2009                                       47,600
             50,000 NorthEast Optic Network, Inc. sr. notes 12 3/4s, 2008 (In default) (NON)                  7,250
            200,000 Orbital Imaging Corp. sr. notes Ser. B, 11 5/8s, 2005 (In default) (NON)                 22,000
            140,000 PanAmSat Corp. 144A sr. notes 8 1/2s, 2012                                              140,457
            230,000 Price Communications Wireless, Inc. 144A sr. notes 9 1/8s, 2006                         238,050
             40,000 PSINet, Inc. sr. notes 11 1/2s, 2008 (In default) (NON)                                   4,000
             40,000 PSINet, Inc. sr. notes Ser. B, 10s, 2005 (In default) (NON)                               4,000
            200,000 Qwest Capital Funding, Inc. company guaranty 7 3/4s, 2006                               165,000
             40,000 Qwest Capital Funding, Inc. company guaranty 7 1/4s, 2011                                30,200
            230,000 Qwest Capital Funding, Inc. company guaranty 7s, 2009                                   171,350
            130,000 Qwest Capital Funding, Inc. company guaranty 6 3/8s, 2008                                95,550
             90,000 Qwest Communications International, Inc. sr. notes Ser. B, 7 1/2s, 2008                  72,000
             40,000 Rhythms Netconnections, Inc. sr. notes Ser. B, 14s, 2010 (In default) (NON)               2,400
             50,000 Rogers Wireless, Inc. sec. notes 9 5/8s, 2011 (Canada)                                   43,500
            190,000 SBA Communications Corp. sr. notes 10 1/4s, 2009                                        132,050
            130,000 Spectrasite Holdings, Inc. sr. disc. notes stepped-coupon zero %
                    (11 1/8s, 4/15/04), 2009 (STP)                                                           37,700
             50,000 Tele1 Europe B.V. sr. notes 13s, 2009 (Netherlands)                                       7,000
            143,000 Telecorp PCS, Inc. company guaranty 10 5/8s, 2010                                       154,440
             13,000 Telecorp PCS, Inc. company guaranty stepped-coupon zero %
                    (11 5/8s, 4/15/04), 2009 (STP)                                                           11,407
             90,000 Telehub Communications Corp. company guaranty stepped-coupon
                    zero % (13 7/8s, 7/31/02), 2005 (In default) (NON) (STP)                                      1
            100,000 Time Warner Telecom, Inc. sr. notes 9 3/4s, 2008                                         53,000
            117,000 Tritel PCS, Inc. company guaranty 10 3/8s, 2011                                         125,483
             30,000 Triton PCS, Inc. company guaranty 9 3/8s, 2011                                           26,550
            140,000 Triton PCS, Inc. company guaranty 8 3/4s, 2011                                          121,800
             90,000 TSI Telecommunication Services, Inc. 144A sr. sub. notes 12 3/4s, 2009                   87,750
            350,000 UbiquiTel Operating Co. company guaranty stepped-coupon zero %
                    (14s, 4/15/05), 2010 (STP)                                                               87,500
            160,000 US UnWired, Inc. company guaranty stepped-coupon Ser. B, zero %
                    (13 3/8s, 11/1/04), 2009 (STP)                                                           94,400
             60,000 USA Mobile Communications, Inc. sr. notes 14s, 2004 (In default) (NON)                    5,400
             40,000 USA Mobile Communications, Inc. sr. notes 9 1/2s, 2004 (In default) (NON)                 3,600
            140,000 WebLink Wireless, Inc. sr. disc. notes stepped-coupon zero %
                    (11 1/4s, 2/1/03), 2008 (STP)                                                               350
             30,000 Williams Communications Group, Inc. sr. notes 11 7/8s, 2010
                    (In default) (NON)                                                                        2,700
             20,000 Williams Communications Group, Inc. sr. notes 11.7s, 2008 (In default) (NON)              2,000
             30,000 Williams Communications Group, Inc. sr. notes 10.7s, 2007 (In default) (NON)              2,850
            670,000 WinStar Communications, Inc. sr. disc. notes stepped-coupon zero %
                    (14 3/4s, 4/15/05), 2010 (In default) (NON) (STP)                                            67
            190,000 WinStar Communications, Inc. sr. notes 12 3/4s, 2010 (In default) (NON)                      19
             20,000 WinStar Communications, Inc. sr. notes 12 1/2s, 2008 (In default) (NON)                       2
            180,000 World Access, Inc. sr. notes Ser. B, 13 1/4s, 2008 (In default) (NON)                     6,300
             30,000 WorldCom, Inc.-WorldCom Group notes 8 1/4s, 2010                                         15,000
             40,000 WorldCom, Inc.-WorldCom Group notes 7 1/2s, 2011                                         19,600
                                                                                                      -------------
                                                                                                          4,512,229

Conglomerates (0.4%)
-------------------------------------------------------------------------------------------------------------------
            300,000 Tyco International Group SA company guaranty 6 3/8s,
                    2006 (Luxembourg)                                                                       273,000

Consumer (0.9%)
-------------------------------------------------------------------------------------------------------------------
            206,765 Derby Cycle Corp. (The) sr. notes 10s, 2008 (In default) (NON)                            4,135
EUR         117,131 Derby Cycle Corp. (The) sr. notes 9 3/8s, 2008 (In default) (NON)                         1,119
$            90,000 Icon Health & Fitness 144A sr. sub. notes 11 1/4s, 2012                                  89,100
            210,000 Jostens, Inc. sr. sub. notes 12 3/4s, 2010                                              237,300
            300,000 Samsonite Corp. sr. sub. notes 10 3/4s, 2008                                            253,500
                                                                                                      -------------
                                                                                                            585,154

Consumer Goods (0.7%)
-------------------------------------------------------------------------------------------------------------------
             60,000 Albecca, Inc. company guaranty 10 3/4s, 2008                                             66,450
             70,000 Armkel, LLC/Armkel Finance sr. sub. notes 9 1/2s, 2009                                   73,500
             70,000 French Fragrances, Inc. company guaranty Ser. D, 10 3/8s, 2007                           66,500
             10,000 French Fragrances, Inc. sr. notes Ser. B, 10 3/8s, 2007                                   9,150
            100,000 Playtex Products, Inc. company guaranty 9 3/8s, 2011                                    107,000
             40,000 Revlon Consumer Products sr. notes 9s, 2006                                              28,500
             50,000 Revlon Consumer Products sr. notes 8 1/8s, 2006                                          35,625
             70,000 Revlon Consumer Products sr. sub. notes 8 5/8s, 2008                                     32,200
                                                                                                      -------------
                                                                                                            418,925

Consumer Services (0.2%)
-------------------------------------------------------------------------------------------------------------------
            110,000 Outsourcing Solutions, Inc. sr. sub. notes Ser. B, 11s, 2006                             94,600
             50,000 United Rentals (North America), Inc. company guaranty Ser. B,
                    10 3/4s, 2008                                                                            55,000
                                                                                                      -------------
                                                                                                            149,600

Energy (5.2%)
-------------------------------------------------------------------------------------------------------------------
            130,000 Belco Oil & Gas Corp. sr. sub. notes Ser. B, 8 7/8s, 2007                               133,575
            110,000 BRL Universal Equipment sec. notes 8 7/8s, 2008                                         113,300
             70,000 Chesapeake Energy Corp. company guaranty 8 3/8s, 2008                                    70,350
            210,000 Chesapeake Energy Corp. company guaranty 8 1/8s, 2011                                   210,525
             60,000 Comstock Resources, Inc. company guaranty 11 1/4s, 2007                                  63,150
             60,000 Comstock Resources, Inc. 144A sr. notes 11 1/4s, 2007                                    63,150
             20,000 Denbury Resources, Inc. company guaranty Ser. B, 9s, 2008                                19,800
            110,000 Dresser, Inc. company guaranty 9 3/8s, 2011                                             114,400
             30,000 Dresser, Inc. 144A sr. sub. notes 9 3/8s, 2011                                           31,200
             50,000 El Paso Energy Partners L.P. company guaranty Ser. B, 8 1/2s, 2011                       50,500
             50,000 Forest Oil Corp. sr. notes 8s, 2011                                                      50,500
             70,000 Forest Oil Corp. sr. notes 8s, 2008                                                      70,875
             70,000 Forest Oil Corp. 144A sr. notes 7 3/4s, 2014                                             67,900
             20,000 Grant Prideco, Inc. company guaranty Ser. B, 9 5/8s, 2007                                20,900
             60,000 Key Energy Services, Inc. company guaranty Ser. C, 8 3/8s, 2008                          61,800
            125,000 Leviathan Gas Corp. company guaranty Ser. B, 10 3/8s, 2009                              132,813
             50,000 Magnum Hunter Resources, Inc. 144A sr. notes 9.6s, 2012                                  52,625
            130,000 Newfield Exploration Co. sr. notes 7 5/8s, 2011                                         129,675
             10,000 Nuevo Energy Co. sr. sub. notes Ser. B, 9 1/2s, 2008                                     10,100
            205,000 Ocean Energy, Inc. company guaranty Ser. B, 8 3/8s, 2008                                216,396
            100,000 Parker Drilling Co. company guaranty Ser. AI, 10 1/8s, 2009                             103,000
             20,000 Parker Drilling Co. 144A company guaranty 10 1/8s, 2009                                  20,800
             50,000 Petronas Capital, Ltd. 144A company guaranty 7s, 2012 (Malaysia)                         51,125
            240,000 Pioneer Natural Resources Co. company guaranty 9 5/8s, 2010                             267,000
             30,000 Pioneer Natural Resources Co. company guaranty 7 1/2s, 2012                              30,150
             70,000 Pogo Producing Co. sr. sub. notes Ser. B, 8 1/4s, 2011                                   72,275
             10,000 Pride International, Inc. sr. notes 10s, 2009                                            10,850
            130,000 Pride Petroleum Services, Inc. sr. notes 9 3/8s, 2007                                   135,850
             70,000 Snyder Oil Corp. sr. sub. notes 8 3/4s, 2007                                             73,332
             50,000 Stone Energy Corp. company guaranty 8 3/4s, 2007                                         51,688
             80,000 Stone Energy Corp. sr. sub. notes 8 1/4s, 2011                                           80,800
             30,000 Swift Energy Co. sr. sub. notes 10 1/4s, 2009                                            30,450
             90,000 Swift Energy Co. sr. sub. notes 9 3/8s, 2012                                             89,100
             60,000 Trico Marine Services, Inc. company guaranty Ser. G, 8 1/2s, 2005                        62,025
            100,000 Trico Marine Services, Inc. 144A sr. notes 8 7/8s, 2012                                 100,750
            190,000 Vintage Petroleum, Inc. sr. sub. notes 9 3/4s, 2009                                     188,575
             60,000 Vintage Petroleum, Inc. 144A sr. notes 8 1/4s, 2012                                      58,800
             70,000 Westport Resources Corp. company guaranty 8 1/4s, 2011                                   71,750
             70,000 XTO Energy, Inc. sr. notes 7 1/2s, 2012                                                  71,050
             60,000 XTO Energy, Inc. 144A sr. sub. notes Ser. B, 8 3/4s, 2009                                63,000
                                                                                                      -------------
                                                                                                          3,315,904

Entertainment (1.5%)
-------------------------------------------------------------------------------------------------------------------
             80,000 AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2011                                      80,800
             60,000 AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                                      60,600
             10,000 Cinemark USA, Inc. sr. sub. notes Ser. B, 9 5/8s, 2008                                   10,000
            150,000 Cinemark USA, Inc. sr. sub. notes Ser. B, 8 1/2s, 2008                                  143,250
            120,000 Premier Parks, Inc. sr. notes 9 3/4s, 2007                                              124,800
            130,000 Regal Cinemas, Inc. 144A sr. sub. notes 9 3/8s, 2012                                    136,175
            100,000 Silver Cinemas, Inc. sr. sub. notes 10 1/2s, 2005 (In default) (NON)                         10
            380,000 Six Flags, Inc. 144A sr. notes 8 7/8s, 2010                                             383,800
                                                                                                      -------------
                                                                                                            939,435

Financial (4.2%)
-------------------------------------------------------------------------------------------------------------------
            240,000 Advanta Corp. 144A company guaranty Ser. B, 8.99s, 2026                                 146,400
             10,000 AMRESCO, Inc. sr. sub. notes Ser. 97-A, 10s, 2004 (In default) (NON)                      2,150
            170,000 AMRESCO, Inc. sr. sub. notes Ser. 98-A, 9 7/8s, 2005 (In default) (NON)                  36,550
             70,000 Chevy Chase Savings Bank, Inc. sub. deb. 9 1/4s, 2005                                    70,350
             70,000 CIT Group, Inc. sr. notes 7 3/4s, 2012                                                   71,546
            130,000 Colonial Capital II 144A company guaranty 8.92s, 2027                                   116,710
             20,000 Comdisco, Inc. notes 7 1/4s, 2001 (In default) (NON) (DEF)                               16,475
             20,000 Comdisco, Inc. notes 6 3/8s, 2001 (In default) (NON) (DEF)                               16,125
             40,000 Comdisco, Inc. notes 5.95s, 2002 (In default) (NON) (DEF)                                32,000
            130,000 Conseco Finance Trust III, Inc. bonds 8.796s, 2027                                       33,150
             80,000 Conseco Financing Trust II company guaranty 8.7s, 2026                                   20,400
            200,000 Crescent Real Estate Equities LP 144A sr. notes 9 1/4s, 2009 (R)                        206,105
             15,000 Dime Capital Trust I bank guaranty Ser. A, 9.33s, 2027                                   16,506
            414,000 Finova Group, Inc. notes 7 1/2s, 2009                                                   144,900
            430,000 GS Escrow Corp. sr. notes 7 1/8s, 2005                                                  453,199
             54,000 Imperial Credit Industries, Inc. sec. notes 12s, 2005                                     7,560
             70,000 iStar Financial, Inc. sr. notes 8 3/4s, 2008 (R)                                         72,100
            100,000 Nationwide Credit, Inc. sr. notes Ser. A, 10 1/4s, 2008 (In default) (NON)               28,500
             60,000 Newcourt Credit Group, Inc. company guaranty 6 7/8s, 2005                                58,447
             65,000 Ocwen Capital Trust I company guaranty 10 7/8s, 2027                                     52,650
             58,000 Ocwen Federal Bank sub. deb. 12s, 2005                                                   58,000
            160,000 Peoples Bank- Bridgeport sub. notes 9 7/8s, 2010
                    (acquired 1/12/01, cost $166,509) (RES)                                                 169,619
            150,000 Provident Capital Trust company guaranty 8.6s, 2026                                     132,600
            220,000 Resource America, Inc. 144A sr. notes 12s, 2004                                         225,500
            150,000 Sovereign Bancorp, Inc. sr. notes 10 1/2s, 2006                                         166,500
            140,000 Superior Financial Corp. 144A sr. notes 8.65s, 2003                                     143,163
             80,000 Webster Capital Trust I 144A bonds 9.36s, 2027                                           79,574
            100,000 Western Financial Bank sub. debs. 9 5/8s, 2012                                          101,000
                                                                                                      -------------
                                                                                                          2,677,779

Food (1.2%)
-------------------------------------------------------------------------------------------------------------------
            200,000 Archibald Candy Corp. company guaranty 10 1/4s, 2004 (In default) (NON)                 100,000
             10,000 Aurora Foods, Inc. sr. sub. notes Ser. B, 9 7/8s, 2007                                    6,600
            230,000 Aurora Foods, Inc. 144A sr. sub. notes Ser. D, 9 7/8s, 2007                             151,800
             40,000 Del Monte Corp. company guaranty Ser. B, 9 1/4s, 2011                                    42,000
            130,000 Eagle Family Foods company guaranty Ser. B, 8 3/4s, 2008                                100,425
            110,000 Premier International Foods PLC sr. notes 12s, 2009 (United Kingdom)                    120,175
            320,000 RAB Enterprises, Inc. company guaranty 10 1/2s, 2005                                    192,000
            245,000 Vlasic Foods International, Inc. sr. sub. notes Ser. B, 10 1/4s, 2009
                    (In default) (NON)                                                                       52,675
                                                                                                      -------------
                                                                                                            765,675

Gaming & Lottery (6.0%)
-------------------------------------------------------------------------------------------------------------------
             80,000 Aladdin Gaming Holdings, LLC sr. disc. notes stepped-coupon Ser. B,
                    zero % (13 1/2s, 3/1/03), 2010 (In default) (NON) (STP)                                   2,600
             50,000 Ameristar Casinos, Inc. company guaranty 10 3/4s, 2009                                   55,125
            120,000 Argosy Gaming Co. company guaranty 10 3/4s, 2009                                        132,000
             20,000 Argosy Gaming Co. sr. sub. notes 9s, 2011                                                21,100
            125,000 Autotote Corp. company guaranty Ser. B, 12 1/2s, 2010                                   140,000
            120,000 Boyd Gaming Corp. 144A sr. sub. notes 8 3/4s, 2012                                      123,900
             86,021 Fitzgeralds Gaming Corp. company guaranty Ser. B, 12 1/4s, 2004
                    (In default) (NON)                                                                       30,107
            110,000 Herbst Gaming, Inc. sec. notes Ser. B, 10 3/4s, 2008                                    117,150
            170,000 Hollywood Casino Corp. company guaranty 11 1/4s, 2007                                   187,850
             20,000 Hollywood Park, Inc. company guaranty Ser. B, 9 1/4s, 2007                               19,300
            160,000 Horseshoe Gaming Holdings company guaranty 8 5/8s, 2009                                 166,400
            170,000 International Game Technology sr. notes 8 3/8s, 2009                                    179,775
            210,000 Majestic Investor Holdings/Majestic Investor Capital Corp. 144A
                    company guaranty 11.653s, 2007                                                          203,175
             10,000 Mandalay Resort Group sr. notes 9 1/2s, 2008                                             10,850
             40,000 Mandalay Resort Group sr. sub. notes 9 3/8s, 2010                                        42,800
            190,000 Mandalay Resort Group sr. sub. notes Ser. B, 10 1/4s, 2007                              206,625
             10,000 MGM Mirage, Inc. coll. sr. notes 6 7/8s, 2008                                             9,888
            220,000 MGM Mirage, Inc. company guaranty 8 1/2s, 2010                                          234,755
            110,000 MGM Mirage, Inc. company guaranty 8 3/8s, 2011                                          113,575
             60,000 Mirage Resorts, Inc. notes 6 3/4s, 2008                                                  58,984
             40,000 Mohegan Tribal Gaming Authority sr. notes 8 1/8s, 2006                                   40,900
            130,000 Mohegan Tribal Gaming Authority sr. sub. notes 8 3/4s, 2009                             134,713
             50,000 Mohegan Tribal Gaming Authority sr. sub. notes 8 3/8s, 2011                              51,250
            130,000 Mohegan Tribal Gaming Authority 144A sr. sub. notes 8s, 2012                            130,975
            160,000 Park Place Entertainment Corp. sr. notes 7 1/2s, 2009                                   157,467
            160,000 Park Place Entertainment Corp. sr. sub. notes 8 7/8s, 2008                              165,800
             30,000 Penn National Gaming, Inc. company guaranty Ser. B, 11 1/8s, 2008                        32,400
            140,000 Penn National Gaming, Inc. sr. sub. notes 8 7/8s, 2010                                  138,600
             70,000 Resorts International Hotel and Casino, Inc. 144A 1st mtge.
                    11 1/2s, 2009                                                                            66,150
             70,000 Riviera Black Hawk, Inc. 1st mtge. 13s, 2005                                             72,100
            140,000 Station Casinos, Inc. sr. notes 8 3/8s, 2008                                            144,550
             40,000 Station Casinos, Inc. 144A sr. sub. notes 9 3/4s, 2007                                   41,100
             30,000 Sun International Hotels, Ltd. 144A sr. sub. notes 8 7/8s,
                    2011 (Bahamas)                                                                           31,013
             70,000 Trump Atlantic City Associates company guaranty 11 1/4s, 2006                            52,850
             10,000 Trump Atlantic City Associates company guaranty Ser. B, 11 1/4s, 2006                     7,500
             70,000 Trump Castle Funding, Inc. sr. sub. notes 11 3/4s, 2003                                  60,550
            250,000 Venetian Casino Resort, LLC 144A 2nd mtge. 11s, 2010                                    259,375
            140,000 Venetian Casino, Inc. company guaranty 12 1/4s, 2004                                    148,575
             60,000 Wheeling Island Gaming, Inc. 144A sr. notes 10 1/8s, 2009                                62,850
                                                                                                      -------------
                                                                                                          3,854,677

Health Care (6.3%)
-------------------------------------------------------------------------------------------------------------------
            150,000 ALARIS Medical Systems, Inc. sec. notes Ser. B, 11 5/8s, 2006                           168,750
             80,000 ALARIS Medical Systems, Inc. 144A company guaranty 9 3/4s, 2006                          80,000
             10,000 ALARIS Medical, Inc. sr. disc. notes stepped-coupon zero %
                    (11 1/8s, 8/1/03), 2008 (STP)                                                             8,300
            253,500 Alderwoods Group, Inc. company guaranty 12 1/4s, 2009                                   263,006
              2,600 Alderwoods Group, Inc. company guaranty 11s, 2007                                         2,633
             85,000 Alliance Imaging, Inc. sr. sub. notes 10 3/8s, 2011                                      91,481
            100,000 AmerisourceBergen Corp. sr. notes 8 1/8s, 2008                                          104,500
             70,000 Bio-Rad Labs Corp. sr. sub. notes 11 5/8s, 2007                                          78,225
            150,000 Biovail Corp. sr. sub. notes 7 7/8s, 2010 (Canada)                                      150,214
            200,000 Conmed Corp. company guaranty 9s, 2008                                                  206,500
             10,000 Hanger Orthopedic Group, Inc. sr. sub. notes 11 1/4s, 2009                               10,313
            140,000 Hanger Orthopedic Group, Inc. 144A sr. notes 10 3/8s, 2009                              149,100
             70,000 HCA, Inc. deb. 7.19s, 2015                                                               71,455
             70,000 HCA, Inc. med. term notes 7.69s, 2025                                                    69,047
            290,000 HCA, Inc. med. term notes 6.63s, 2045                                                   290,548
            100,000 HCA, Inc. notes 8 3/4s, 2010                                                            112,149
             60,000 HCA, Inc. notes 8.36s, 2024                                                              63,372
             10,000 HCA, Inc. notes 7s, 2007                                                                 10,271
             20,000 HCA, Inc. sr. notes 7 7/8s, 2011                                                         21,375
            160,000 Healthsouth Corp. sr. sub. notes 10 3/4s, 2008                                          177,600
             80,000 Insight Health Services Corp. company guaranty Ser. B, 9 7/8s, 2011                      82,400
            180,000 Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/2s, 2007
                    (In default) (NON)                                                                           18
            110,000 Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/4s, 2008
                    (In default) (NON)                                                                           11
            130,000 Kinetic Concepts, Inc. company guaranty Ser. B, 9 5/8s, 2007                            132,925
            290,000 Magellan Health Services, Inc. sr. sub. notes 9s, 2008                                  223,300
            480,000 Mariner Post-Acute Network, Inc. sr. sub. notes Ser. B, 9 1/2s, 2007
                    (In default) (NON)                                                                        6,000
            100,000 Mariner Post-Acute Network, Inc. sr. sub. notes stepped-coupon
                    Ser. B, zero % (10 1/2s, 11/1/02), 2007 (In default) (NON) (STP)                            750
            170,000 Mediq, Inc. company guaranty 11s, 2008 (In default) (NON)                                 1,700
            180,000 Mediq, Inc. deb. stepped-coupon zero % (13s, 6/1/03), 2009
                    (In default) (NON) (STP)                                                                     18
             90,000 Omnicare, Inc. company guaranty Ser. B, 8 1/8s, 2011                                     94,950
            230,000 PacifiCare Health Systems, Inc. 144A sr. notes 10 3/4s, 2009                            233,450
            110,000 Rotech Healthcare, Inc. 144A sr. sub. notes 9 1/2s, 2012                                113,850
             40,000 Service Corp. International debs. 7 7/8s, 2013                                           36,000
             20,000 Service Corp. International notes 7.7s, 2009                                             18,550
            250,000 Service Corp. International notes 6s, 2005                                              231,875
            130,000 Stewart Enterprises, Inc. notes 10 3/4s, 2008                                           143,650
            140,000 Triad Hospitals Holdings company guaranty Ser. B, 11s, 2009                             156,100
            200,000 Triad Hospitals, Inc. company guaranty Ser. B, 8 3/4s, 2009                             213,000
            100,000 Vanguard Health Systems, Inc. company guaranty 9 3/4s, 2011                             105,500
            120,000 Ventas Realty LP/Capital Corp. 144A sr. notes 9s, 2012                                  124,200
                                                                                                      -------------
                                                                                                          4,047,086

Homebuilding (2.0%)
-------------------------------------------------------------------------------------------------------------------
            100,000 Beazer Homes USA, Inc. company guaranty 8 5/8s, 2011                                    103,500
             10,000 D.R. Horton, Inc. company guaranty 8s, 2009                                              10,175
            120,000 D.R. Horton, Inc. sr. notes 7 7/8s, 2011                                                117,600
             50,000 D.R. Horton, Inc. 144A sr. notes 8 1/2s, 2012                                            50,125
            110,000 Del Webb Corp. sr. sub. deb. 9 3/8s, 2009                                               115,775
             30,000 K. Hovnanian Enterprises, Inc. company guaranty 10 1/2s, 2007                            32,850
             80,000 K. Hovnanian Enterprises, Inc. 144A sr. notes 8s, 2012                                   78,400
             10,000 K. Hovnanian Enterprises, Inc. 144A sr. sub. notes 8 7/8s, 2012                           9,900
            170,000 KB Home sr. sub. notes 9 1/2s, 2011                                                     177,650
            130,000 Lennar Corp. company guaranty Ser. B, 9.95s, 2010                                       145,600
             20,000 M.D.C. Holdings, Inc. sr. notes 8 3/8s, 2008                                             20,400
            160,000 Ryland Group, Inc. sr. notes 9 3/4s, 2010                                               174,400
             40,000 Standard Pacific Corp. sr. notes 9 1/2s, 2010                                            42,400
             20,000 Standard Pacific Corp. sr. notes 8 1/2s, 2009                                            20,350
            110,000 Toll Corp. company guaranty 8 1/8s, 2009                                                108,900
             80,000 WCI Communities, Inc. 144A sr. sub. notes 9 1/8s, 2012                                   82,000
                                                                                                      -------------
                                                                                                          1,290,025

Household Furniture and Appliances (0.4%)
-------------------------------------------------------------------------------------------------------------------
            130,000 Sealy Mattress Co. company guaranty stepped-coupon Ser. B, zero %
                    (10 7/8s, 12/15/02), 2007 (STP)                                                         130,000
            105,000 Sealy Mattress Co. sr. sub. notes Ser. B, 9 7/8s, 2007                                  108,675
                                                                                                      -------------
                                                                                                            238,675

Lodging/Tourism (2.7%)
-------------------------------------------------------------------------------------------------------------------
            210,000 Felcor Lodging LP company guaranty 9 1/2s, 2008 (R)                                     218,400
             70,000 Felcor Lodging LP company guaranty 9 1/2s, 2008 (R)                                      72,800
             35,000 Felcor Lodging LP company guaranty 8 1/2s, 2008 (R)                                      35,088
            520,000 HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008                              505,050
             10,000 HMH Properties, Inc. sr. notes Ser. C, 8.45s, 2008                                       10,000
             60,000 Host Marriott L.P. company guaranty Ser. G, 9 1/4s, 2007                                 61,800
             50,000 Host Marriott L.P. sr. notes Ser. E, 8 3/8s, 2006                                        49,750
            120,000 ITT Corp. notes 6 3/4s, 2005                                                            120,304
            190,000 John Q. Hamons Hotels 144A 1st mtge. 8 7/8s, 2012                                       191,900
             60,000 Lodgian Financing Corp. company guaranty 12 1/4s, 2009 (In default) (NON)                31,350
             90,000 Meristar Hospitality Corp. company guaranty 9 1/8s, 2011                                 90,900
             50,000 MeriStar Hospitality Operating Partnership/MeriStar Hospitality
                    Finance Corp. 144A sr. notes 10 1/2s, 2009 (R)                                           52,625
             70,000 Mikohn Gaming Corp. company guaranty Ser. B, 11 7/8s, 2008                               67,900
             90,000 RFS Partnership LP 144A sr. notes 9 3/4s, 2012                                           94,050
             90,000 Starwood Hotels & Resorts Worldwide, Inc. 144A notes 7 7/8s, 2012                        91,453
                                                                                                      -------------
                                                                                                          1,693,370

Media (0.5%)
-------------------------------------------------------------------------------------------------------------------
            310,000 Affinity Group Holdings sr. notes 11s, 2007                                             303,800

Publishing (2.6%)
-------------------------------------------------------------------------------------------------------------------
             50,000 Belo Corp. sr. notes 7 1/8s, 2007                                                        50,604
             80,000 Garden State Newspapers, Inc. sr. sub. notes 8 5/8s, 2011                                79,400
             50,000 Garden State Newspapers, Inc. sr. sub. notes Ser. B, 8 3/4s, 2009                        49,750
             70,000 Hollinger International Publishing, Inc. company guaranty 9 1/4s, 2007                   72,275
            312,338 Hollinger Participation Trust 144A sr. notes 12 1/8s, 2010 (Canada) (PIK)               301,406
             90,000 Key3media Group, Inc. company guaranty 11 1/4s, 2011                                     48,600
             60,000 Mail-Well I Corp. 144A company guaranty 9 5/8s, 2012                                     60,600
            110,000 Perry-Judd company guaranty 10 5/8s, 2007                                               106,700
            520,000 PRIMEDIA, Inc. company guaranty 8 7/8s, 2011                                            400,400
             80,000 PRIMEDIA, Inc. company guaranty 7 5/8s, 2008                                             58,400
            130,000 PRIMEDIA, Inc. company guaranty Ser. B, 8 1/2s, 2006                                    101,400
             60,000 Quebecor Media, Inc. sr. disc. notes stepped-coupon zero %
                    (13 3/4s, 7/15/06), 2011 (Canada) (STP)                                                  37,200
             80,000 Quebecor Media, Inc. sr. notes 11 1/8s, 2011 (Canada)                                    82,000
            110,000 Von Hoffman Press, Inc. 144A company guaranty 10 1/4s, 2009                             114,675
             90,931 Von Hoffman Press, Inc. 144A sr. sub. notes 13 1/2s, 2009                                77,291
                                                                                                      -------------
                                                                                                          1,640,701

Restaurants (0.7%)
-------------------------------------------------------------------------------------------------------------------
             30,000 Domino's, Inc. company guaranty Ser. B, 10 3/8s, 2009                                    32,363
            100,000 Sbarro, Inc. company guaranty 11s, 2009                                                 102,500
             90,000 Tricon Global Restaurants, Inc. sr. notes 8 7/8s, 2011                                   95,400
            160,000 Tricon Global Restaurants, Inc. sr. notes 7.65s, 2008                                   161,600
             70,000 Tricon Global Restaurants, Inc. sr. notes 7.45s, 2005                                    71,400
                                                                                                      -------------
                                                                                                            463,263

Retail (2.6%)
-------------------------------------------------------------------------------------------------------------------
             80,000 Amazon.com, Inc. sr. sub. notes stepped-coupon zero %
                    (10s, 5/1/03), 2008 (STP)                                                                73,600
            160,000 Autonation, Inc. company guaranty 9s, 2008                                              168,400
            110,000 Fleming Companies, Inc. company guaranty 10 1/8s, 2008                                  116,325
             10,000 Fleming Companies, Inc. company guaranty Ser. D, 10 5/8s, 2007                           10,350
            100,000 Fleming Companies, Inc. 144A sr. sub. notes 9 7/8s, 2012                                101,000
             50,000 Great Atlantic & Pacific Tea Co. notes 7 3/4s, 2007                                      48,500
             10,000 Iron Age Holdings Corp. sr. disc. notes stepped-coupon zero %
                    (12 1/8s, 5/1/03), 2009 (STP)                                                               700
             50,000 JC Penney Company, Inc. debs. 7.4s, 2037                                                 49,313
             60,000 JC Penney Company, Inc. notes 7.6s, 2007                                                 59,400
             30,000 JC Penney Company, Inc. notes 7 3/8s, 2008                                               29,550
             60,000 JC Penney Company, Inc. notes Ser. MTNA, 7.05s, 2005                                     58,500
            150,000 K mart Corp. 144A notes 9 7/8s, 2008 (In default) (NON)                                  64,500
             10,000 Mothers Work, Inc. sr. notes 12 5/8s, 2005                                               10,000
             60,000 NBTY, Inc. sr. sub. notes Ser. B, 8 5/8s, 2007                                           59,700
             80,000 Rite Aid Corp. notes 7 1/8s, 2007                                                        55,200
            280,000 Saks, Inc. company guaranty 8 1/4s, 2008                                                278,600
            500,000 Southland Corp. deb. Ser. A, 4 1/2s, 2004                                               465,000
             40,000 Tommy Hilfiger USA, Inc. company guaranty 6 1/2s, 2003                                   40,100
                                                                                                      -------------
                                                                                                          1,688,738

Technology (2.0%)
-------------------------------------------------------------------------------------------------------------------
             40,000 Fairchild Semiconductor International, Inc. company guaranty
                    10 3/8s, 2007                                                                            42,700
             20,000 Iron Mountain, Inc. company guaranty 8 3/4s, 2009                                        20,500
            200,000 Iron Mountain, Inc. company guaranty 8 1/8s, 2008 (Canada)                              201,000
             10,000 Lucent Technologies, Inc. deb. 6 1/2s, 2028                                               6,350
            360,000 Lucent Technologies, Inc. deb. 6.45s, 2029                                              228,600
            100,000 ON Semiconductor Corp. 144A company guaranty 12s, 2008                                   96,000
             70,000 Polaroid Corp. sr. notes 11 1/2s, 2006 (In default) (NON)                                   700
             60,000 SCG Holding & Semiconductor Corp. company guaranty 12s, 2009                             49,200
            110,000 Seagate Technology Hdd Holdings 144A sr. notes 8s, 2009                                 111,650
            250,000 Sequa Corp. sr. notes Ser. B, 8 7/8s, 2008                                              247,500
             90,000 Telecommunications Techniques, Inc. company guaranty 9 3/4s, 2008                        18,900
             64,685 Telex Communications Group, Inc. sr. sub. notes zero %, 2006
                    (In default) (NON)                                                                       35,577
             10,000 Xerox Corp. notes 5 1/2s, 2003                                                            9,225
            230,000 Xerox Corp. 144A sr. notes 9 3/4s, 2009                                                 212,750
             10,000 Xerox Credit Corp. sr. notes 6.1s, 2003                                                   9,200
                                                                                                      -------------
                                                                                                          1,289,852

Textiles (0.8%)
-------------------------------------------------------------------------------------------------------------------
            100,000 Galey & Lord, Inc. company guaranty 9 1/8s, 2008 (In default) (NON)                      16,000
             90,000 GFSI, Inc. sr. disc. notes stepped-coupon Ser. B, zero %
                    (11 3/8s, 9/15/04), 2009 (STP)                                                            4,500
            135,000 Kasper A.S.L., Ltd. sr. notes 12 3/4s, 2004 (In default) (NON)                           25,650
            120,000 Levi Strauss & Co. sr. notes 11 5/8s, 2008                                              124,200
             80,000 Russell Corp. 144A sr. notes 9 1/4s, 2010                                                82,800
            105,000 William Carter Holdings Co. (The) company guaranty Ser. B,
                    10 7/8s, 2011                                                                           114,450
            230,000 Westpoint Stevens, Inc. sr. notes 7 7/8s, 2005                                          144,900
                                                                                                      -------------
                                                                                                            512,500

Transportation (2.7%)
-------------------------------------------------------------------------------------------------------------------
             10,000 Air Canada Corp. sr. notes 10 1/4s, 2011 (Canada)                                         8,000
            230,000 Airbus Industries 144A notes Ser. D, 12.266s, 2020                                      176,413
             70,000 American Airlines, Inc. bonds Ser. 01-2, Class B, 8.608s, 2011                           73,798
             40,000 American Airlines, Inc. 144A pass-through certificates Ser. 01-2,
                    Class A-2, 7.858s, 2011                                                                  42,470
            100,000 AMR Corp. debs. 9s, 2012                                                                 96,000
            170,000 Calair, LLC/Calair Capital Corp. company guaranty 8 1/8s, 2008                          143,650
             60,000 Continental Airlines, Inc. pass-through certificates Ser. D, 7.568s, 2006                52,200
             70,000 Delta Air Lines, Inc. pass-through certificates Ser. 00-1, Class C,
                    7.779s, 2005                                                                             71,012
             50,000 Delta Air Lines, Inc. pass-through certificates Ser. C, 7.779s, 2012                     50,569
            170,000 Kansas City Southern Railway Co. company guaranty 9 1/2s, 2008                          183,600
             90,000 Kitty Hawk, Inc. company guaranty 9.95s, 2004 (In default) (NON)                         13,050
            120,000 Navistar International Corp. company guaranty Ser. B, 9 3/8s, 2006                      126,000
             80,000 Navistar International Corp. sr. notes Ser. B, 8s, 2008                                  78,000
             10,000 Northwest Airlines, Inc. company guaranty 8.52s, 2004                                     9,500
            120,000 Northwest Airlines, Inc. company guaranty 7 5/8s, 2005                                  112,800
            100,000 Northwest Airlines, Inc. sr. notes 9 7/8s, 2007                                          95,500
             72,277 NWA Trust sr. notes Ser. A, 9 1/4s, 2012                                                 72,277
            170,000 RailAmerica Transportation company guaranty 12 7/8s, 2010                               187,000
             30,000 Transportation Manufacturing Operations, Inc. company guaranty
                    11 1/4s, 2009                                                                            23,100
             40,000 Travel Centers of America, Inc. company guaranty 12 3/4s, 2009                           44,000
            110,000 US Air, Inc. pass-through certificates Ser. 93A3, 10 3/8s, 2013                          70,400
                                                                                                      -------------
                                                                                                          1,729,339

Utilities & Power (4.2%)
-------------------------------------------------------------------------------------------------------------------
             60,000 AES Corp. (The) notes 8 3/4s, 2008                                                       45,600
            250,000 AES Corp. (The) sr. notes 9 3/8s, 2010                                                  193,750
             20,000 AES Corp. (The) sr. notes 8 7/8s, 2011                                                   14,800
            110,000 Calpine Canada Energy Finance company guaranty 8 1/2s,
                    2008 (Canada)                                                                            91,025
             90,000 Calpine Corp. sr. notes 10 1/2s, 2006                                                    79,200
             10,000 Calpine Corp. sr. notes 8 3/4s, 2007                                                      8,000
            150,000 Calpine Corp. sr. notes 8 5/8s, 2010                                                    120,000
            300,000 Calpine Corp. sr. notes 8 1/2s, 2011                                                    240,000
             60,000 Calpine Corp. sr. notes 7 7/8s, 2008                                                     49,200
            130,000 CMS Energy Corp. sr. notes 8.9s, 2008                                                   126,750
             60,000 CMS Energy Corp. sr. notes 8 1/2s, 2011                                                  57,600
             40,000 CMS Energy Corp. sr. notes Ser. B, 6 3/4s, 2004                                          38,400
             60,000 Edison Mission Energy sr. notes 10s, 2008                                                60,900
            295,000 Midland Funding II debs. Ser. A, 11 3/4s, 2005                                          315,650
            210,000 Mission Energy Holding Co. sec. notes 13 1/2s, 2008                                     218,400
             90,000 Mission Resources Corp. company guaranty Ser. C, 10 7/8s, 2007                           81,450
             70,000 Pacific Gas & Electric Co. 144A sr. notes 7 3/8s, 2005 (In default) (NON)                70,000
            160,000 Southern California Edison Co. notes 8.95s, 2003                                        161,200
             20,000 Southern California Edison Co. notes 6 3/8s, 2006                                        19,000
            150,000 Tiverton/Rumford Power Associates, LP 144A pass-through certificates
                    9s, 2018                                                                                123,000
            125,000 Western Resources, Inc. 144A 1st mtge. 7 7/8s, 2007                                     124,574
            105,000 Western Resources, Inc. 144A sr. notes 9 3/4s, 2007                                     103,750
            360,000 York Power Funding 144A notes 12s, 2007 (Cayman Islands)
                    (In default) (NON)                                                                      331,200
                                                                                                      -------------
                                                                                                          2,673,449
                                                                                                      -------------
                    Total Corporate Bonds and Notes (cost $63,346,043)                                $  53,722,568

PREFERRED STOCKS (3.2%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
              7,806 AmeriKing, Inc. $3.25 cum. pfd. (PIK)                                             $          78
              5,075 Chevy Chase Preferred Capital Corp. Ser. A, $5.188 pfd.                                 289,275
             50,000 CSBI Capital Trust I 144A company guaranty Ser. A, 11.75%, 2027                          56,000
              5,279 CSC Holdings, Inc. Ser. M, $11.125 cum. pfd. (PIK)                                      475,110
                220 Delta Financial Corp. Ser. A, $10.00 cum. pfd.                                            2,530
             66,000 Diva Systems Corp. 144A Ser. D, zero % pfd.                                                 660
              8,200 Doane Pet Care Co. $7.125 pfd.                                                          287,000
                  7 Dobson Communications Corp. 13.00% pfd.                                                   5,600
                160 Dobson Communications Corp. 12.25% pfd. (PIK)                                           127,677
                 80 First Republic Capital Corp. 144A 10.50% pfd.                                            79,600
                 91 Granite Broadcasting Corp. 12.75% cum. pfd. (PIK)                                        62,790
                 66 Nextel Communications, Inc. Ser. E, 11.125% pfd. (PIK)                                   21,120
              6,365 North Atlantic Trading Co. zero % pfd. (PIK)                                            108,205
                 51 Paxson Communications Corp. 13.25% cum. pfd. (PIK)                                      453,900
                100 PRIMEDIA, Inc. Ser. F, $9.20 cum. pfd.                                                    4,000
                338 Rural Cellular Corp. 12.25% pfd. (PIK)                                                   84,611
                                                                                                      -------------
                    Total Preferred Stocks  (cost $3,007,136)                                         $   2,058,156

FOREIGN GOVERNMENT BONDS AND NOTES (2.9%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$            42,450 Argentina (Republic of) bonds Ser. 2018, 2.89s, 2018 (In default) (NON)           $       8,490
             80,000 Brazil (Federal Republic of) bonds 10 1/8s, 2027                                         55,320
             90,000 Brazil (Federal Republic of) notes 14 1/2s, 2009                                         89,685
             75,000 Brazil (Federal Republic of) notes 11s, 2012                                             60,938
             65,000 Brazil (Federal Republic of) unsub. notes 11s, 2040                                      47,548
            175,000 Bulgaria (Republic of) 144A bonds 8 1/4s, 2015                                          171,938
             50,000 Colombia (Republic of) bonds 11 3/4s, 2020                                               49,500
EUR          15,000 Colombia (Republic of) notes Ser. EMTN, 11 1/2s, 2011                                    13,936
$            15,000 Colombia (Republic of) unsub. bonds Ser. 15A, 11 3/8s, 2008                              13,999
             20,000 Ecuador (Republic of) bonds Ser. REGS, 12s, 2012                                         15,050
             40,000 Ecuador (Republic of) bonds stepped-coupon Ser. REGS, 5s
                    (6s, 8/15/02), 2030 (STP)                                                                20,500
             10,000 Malaysia (Government of) bonds 7 1/2s, 2011                                              10,570
             14,850 Peru (Republic of) bonds Ser. PDI, 4s, 2017                                              11,491
             60,000 Russia (Federation of) bonds 12 3/4s, 2028                                               73,950
            105,000 Russia (Federation of) unsub. notes 10s, 2007                                           112,875
            115,000 Russia (Federation of) unsub. notes 8 1/4s, 2010                                        113,850
            525,000 Russia (Federation of) unsub. stepped-coupon 5s
                    (7 1/2s, 3/31/07), 2030 (STP)                                                           376,163
             45,000 South Africa (Republic of) notes 7 3/8s, 2012                                            45,225
             15,000 Turkey (Republic of) bonds 11 3/4s, 2010                                                 15,375
             20,000 Turkey (Republic of) notes 11 1/2s, 2012                                                 20,420
            140,000 United Mexican States bonds 11 3/8s, 2016                                               177,800
             80,000 United Mexican States bonds Ser. MTN, 8.3s, 2031                                         79,720
             25,000 United Mexican States notes 8 1/8s, 2019                                                 24,975
            155,000 United Mexican States notes Ser. A, 9 7/8s, 2010                                        178,250
            100,000 Venezuela (Republic of) bonds 9 1/4s, 2027                                               68,500
                                                                                                      -------------
                    Total Foreign Government Bonds and Notes (cost $1,726,585)                        $   1,856,068

COMMON STOCKS (2.2%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
                384 Alderwoods Group, Inc. (NON)                                                      $       3,168
                100 AmeriKing, Inc. (NON)                                                                         1
              9,148 Arch Wireless, Inc. (NON)                                                                    11
              4,427 Aurora Foods, Inc. (NON)                                                                  8,898
                683 Call-Net Enterprises, Inc. Class B (Canada) (NON)                                           505
             50,942 Celcaribe SA (Colombia) (NON)                                                               509
            505,286 Contifinancial Corp. Liquidating Trust Units                                             22,738
              3,010 Covad Communications Group, Inc. 144A (NON)                                               3,657
                181 Delta Funding Residual Exchange Company, LLC (NON)                                       39,549
                235 Delta Funding Residual Management, Inc. (NON)                                                 2
              4,680 Doskocil Manufacturing Company, Inc. (NON)                                               14,040
              8,769 Fitzgerald Gaming Corp. (NON)                                                                87
                  1 Imperial Credit Industries, Inc. (NON)                                                        1
             20,000 Loewen Group International, Inc. (NON)                                                        2
            310,000 Paracelsus Healthcare Corp. (NON)                                                            31
             14,327 Pioneer Companies, Inc. (NON)                                                            28,654
                244 Premium Holdings (L.P.) 144A                                                              5,134
                576 PSF Group Holdings, Inc. Class A                                                      1,209,159
                 31 Quorum Broadcast Holdings, LLC Class E
                    (acquired 5/15/01, cost $30,765) (RES)                                                   23,647
                102 RCN Corp. (NON)                                                                             171
                 35 RSL Communications, Ltd. Class A (NON)                                                        1
             12,750 Specialty Foods Acquisition Corp. 144A (NON)                                                128
                178 Sun Healthcare Group, Inc. (NON)                                                          3,371
                434 Vast Solutions, Inc. Class B1 (NON)                                                       1,302
                434 Vast Solutions, Inc. Class B2 (NON)                                                       1,302
                434 Vast Solutions, Inc. Class B3 (NON)                                                       1,302
             40,416 VS Holdings, Inc. (NON)                                                                  40,416
                                                                                                      -------------
                    Total Common Stocks (cost $3,749,551)                                             $   1,407,786

CONVERTIBLE BONDS AND NOTES (0.7%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$            90,000 American Tower Corp. cv. notes 5s, 2010                                           $      50,742
            170,000 DaVita, Inc. cv. sub. notes 7s, 2009                                                    165,750
            120,000 Exide Corp. 144A cv. sr. sub. notes 2.9s, 2005 (In default) (NON)                           600
             16,000 Hexcel Corp. cv. sub. notes 7s, 2003                                                     13,520
            410,000 Nextel Communications, Inc. cv. sr. notes 5 1/4s, 2010                                  216,275
                                                                                                      -------------
                    Total Convertible Bonds and Notes (cost $603,704)                                 $     446,887

BRADY BONDS (0.5%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$           295,538 Brazil (Federal Republic of) bonds 8s, 2014                                       $     221,654
             25,000 Brazil (Federal Republic of) government guaranty FRB 3 1/8s, 2012                        17,000
            105,000 Brazil (Federal Republic of) government guaranty Ser. 30YR,
                    3.063s, 2024                                                                             72,062
             15,000 Peru (Republic of) coll. FLIRB 3 1/4s, 2017                                              10,707
                                                                                                      -------------
                    Total Brady Bonds (cost $345,080)                                                 $     321,423

UNITS (0.3%) (a)
NUMBER OF UNITS                                                                                               VALUE
-------------------------------------------------------------------------------------------------------------------
                550 Australis Media, Ltd. units 15 3/4s, 2003 (Australia) (In default) (NON)          $          55
                120 Hercules Trust II units 6.50% cum. cv. pfd.                                              72,600
                450 XCL, Ltd. 144A units 13 1/2s, 2004 (In default) (NON)                                   135,000
              2,950 XCL, Ltd. 144A units 9.50% cum. cv. pfd. (In default) (NON) (PIK)                         1,475
                                                                                                      -------------
                    Total Units  (cost $1,314,632)                                                    $     209,130

WARRANTS (0.1%) (a) (NON)                                                                 EXPIRATION
NUMBER OF WARRANTS                                                                        DATE                VALUE
-------------------------------------------------------------------------------------------------------------------
                150 Birch Telecommunications, Inc. 144A (PIK)                             6/15/08     $           2
             14,500 CGA Group, Ltd. 144A                                                  2/11/07               145
                370 Colo.com, Inc. 144A                                                   3/15/10                 4
                250 Comunicacion Cellular 144A (Colombia)                                 11/15/03              250
                200 Dayton Superior Corp.                                                 6/15/09             2,000
                 10 Decrane Aircraft Holdings Co.                                         9/30/08                 1
              3,286 Delta Financial Corp.                                                 12/21/10                1
              1,250 Diva Systems Corp. 144A                                               3/1/08                 13
                200 Horizon PCS, Inc.                                                     10/1/10               250
              6,691 ICG Communications, Inc.                                              10/15/05               67
              4,023 Imperial Credit Industries, Inc.                                      8/1/08                  4
                180 Insilco Holding Co.                                                   8/15/08               180
                200 iPCS, Inc. 144A                                                       7/15/10               200
                440 Iridium World Com 144A                                                7/15/05                 1
                110 IWO Holdings, Inc.                                                    1/15/11             3,300
                210 Jostens, Inc.                                                         5/1/10              2,100
                800 KMC Telecommunications Holdings, Inc. 144A                            4/15/08                 8
                700 Knology Holdings, Inc.                                                10/22/07               18
                106 Leap Wireless International, Inc. 144A                                4/15/10             1,590
                592 Loral Space & Communications, Ltd.                                    12/27/06                6
                815 McCaw International, Ltd.                                             4/15/07                 8
                180 Mediq, Inc. 144A                                                      6/1/09                  2
                 70 Mikohn Gaming Corp. 144A                                              8/15/08               140
                200 Orbital Imaging Corp. 144A                                            3/1/05                  1
              6,900 Pagemart, Inc. 144A                                                   12/31/03               69
                 80 Pliant Corp. 144A                                                     6/1/10                160
                300 Raintree Resort 144A                                                  12/1/04                 3
                155 Sterling Chemicals Holdings                                           8/15/08                93
                447 Sun Healthcare Group, Inc.                                            2/28/05                45
                 90 Telehub Communications Corp. 144A                                     7/31/05                 1
                121 Telex Communications Group, Inc.                                      3/30/07                 1
                120 Travel Centers of America, Inc. 144A                                  5/1/09                  1
                350 Ubiquitel, Inc. 144A                                                  4/15/10             8,745
              1,045 UIH Australia/Pacific, Inc. 144A                                      5/15/06                10
              3,700 United Artists Theatre                                                3/2/08             29,600
              1,500 USN Communications Inc.                                               8/15/04                 1
                260 Veraldo Holdings, Inc. 144A                                           4/15/08                 3
                 10 Versatel Telecom NV (Netherlands)                                     5/15/08                 5
                190 XM Satellite Radio Holdings, Inc. 144A                                3/15/10               190
                                                                                                      -------------
                    Total Warrants (cost $653,962)                                                    $      49,218

CONVERTIBLE PREFERRED STOCKS (--%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
              1,400 LTV Corp. 144A $4.125 cv. pfd. (In default) (NON)                                 $         175
              3,069 Telex Communications, Inc. zero % cv. pfd. (In default) (NON)                             3,069
                 36 World Access, Inc. 144A Ser. D, zero % cv. pfd.                                               9
                580 XCL, Ltd. 144A Ser. A, 9.50% cum. cv. pfd. (In default) (NON) (PIK)                         290
                                                                                                      -------------
                    Total Convertible Preferred Stocks (cost $175,705)                                $       3,543

SHORT-TERM INVESTMENTS (6.7%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$             3,657 Short-term investments held as collateral for loaned securities with yields ranging from 1.78% to 1.85% and due dates ranging from
                    June 3, 2002 to July 30, 2002 (d)                                                 $       3,655
          4,298,197 Short-term investments held in Putnam commingled cash account with yields ranging from 1.74% to 1.83% and due dates ranging from
                    June 3, 2002 to July 29, 2002 (d)                                                     4,298,197
                                                                                                      -------------
                    Total Short-Term Investments (cost $4,301,852)                                    $   4,301,852
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $79,224,250) (b)                                          $  64,376,631
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $63,825,828.

  (b) The aggregate identified cost on a tax basis is $79,441,041, resulting in gross unrealized appreciation and depreciation of $1,960,090 and $17,024,500, respectively, or net unrealized depreciation of $15,064,410.

(DEF) Security is in default of principal and interest.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest income at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at May 31, 2002 was $462,348 or 0.7% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

  (R) Real Estate Investment Trust.

  (d) See footnote 1 to the financial statements.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      FLIRB represents Front Loaded Interest Reduction Bond.

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate
      Notes (FRN) are the current interest rates shown at May 31, 2002, which are subject to change based on the terms of the security.

------------------------------------------------------------------------------
Written Options Outstanding at May 31, 2002
(premiums received $169,993)

                                           Expiration Date/         Market
Contract amount                              Strike Price           Value
------------------------------------------------------------------------------
$990,000  JP Morgan HYDI Index
          8.75 bond OTC
          option (Morgan
          Guaranty Trust)
          (Put)                             May 07/100 USD         $189,288
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
May 31, 2002
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value, including $3,211 of securities on loan
(identified cost $79,224,250) (Note 1)                                         $ 64,376,631
-------------------------------------------------------------------------------------------
Cash                                                                                 90,511
-------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                         1,353,352
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                      534,094
-------------------------------------------------------------------------------------------
Total assets                                                                     66,354,588

Liabilities
-------------------------------------------------------------------------------------------
Distributions payable to shareholders                                               510,426
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                  1,653,621
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                        123,206
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                           23,185
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                        19,021
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                            988
-------------------------------------------------------------------------------------------
Written options outstanding, at value (premiums received
$169,993) (Notes 1 and 3)                                                           189,288
-------------------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                                    3,655
-------------------------------------------------------------------------------------------
Other accrued expenses                                                                5,370
-------------------------------------------------------------------------------------------
Total liabilities                                                                 2,528,760
-------------------------------------------------------------------------------------------
Net assets                                                                     $ 63,825,828

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Note 1)                                                       $105,295,260
-------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                        (1,179,808)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions (Note 1)                                                  (25,422,710)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                      (14,866,914)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                     $ 63,825,828

Computation of net asset value
-------------------------------------------------------------------------------------------
Net asset value per share ($63,825,828 divided by 7,507,107
shares)                                                                               $8.50
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Year ended May 31, 2002
Investment income:
-------------------------------------------------------------------------------------------
Interest                                                                        $ 6,912,760
-------------------------------------------------------------------------------------------
Dividends                                                                           312,350
-------------------------------------------------------------------------------------------
Securities lending                                                                      141
-------------------------------------------------------------------------------------------
Total investment income                                                           7,225,251

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                    497,946
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                      160,924
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                     9,734
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                      5,931
-------------------------------------------------------------------------------------------
Other                                                                               113,934
-------------------------------------------------------------------------------------------
Total expenses                                                                      788,469
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                           (1,636)
-------------------------------------------------------------------------------------------
Net expenses                                                                        786,833
-------------------------------------------------------------------------------------------
Net investment income                                                             6,438,418
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                 (9,808,431)
-------------------------------------------------------------------------------------------
Net realized gain on written options (Notes 1 and 3)                                 14,401
-------------------------------------------------------------------------------------------
Net realized and unrealized loss on foreign currency
transactions (Note 1)                                                                  (879)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and written options
during the year                                                                   3,409,809
-------------------------------------------------------------------------------------------
Net loss on investments                                                          (6,385,100)
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                            $    53,318
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                             Year ended May 31
                                                                     ----------------------------------
                                                                             2002                  2001
-------------------------------------------------------------------------------------------------------
Decrease in net assets
-------------------------------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------------------------------
Net investment income                                                 $ 6,438,418           $ 8,694,566
-------------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency
transactions                                                           (9,794,916)           (6,814,174)
-------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments and assets
and liabilities in foreign currencies during the year                   3,409,816            (3,799,510)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                                 53,318            (1,919,118)
-------------------------------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
-------------------------------------------------------------------------------------------------------
From net investment income                                             (6,527,642)           (8,767,402)
-------------------------------------------------------------------------------------------------------
From return of capital                                                   (911,084)                   --
-------------------------------------------------------------------------------------------------------
Total decrease in net assets                                           (7,385,408)          (10,686,520)

Net assets
-------------------------------------------------------------------------------------------------------
Beginning of year                                                      71,211,236            81,897,756
-------------------------------------------------------------------------------------------------------
End of year (including distributions in excess of net investment
income of $1,179,808 and $983,040, respectively)                      $63,825,828           $71,211,236
-------------------------------------------------------------------------------------------------------

Number of fund shares
-------------------------------------------------------------------------------------------------------
Shares outstanding at beginning and end of year                         7,507,107             7,507,107
-------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)
-----------------------------------------------------------------------------------------------------
Per-share
operating performance                                      Year ended May 31
-----------------------------------------------------------------------------------------------------
                                        2002         2001         2000         1999         1998
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $9.49       $10.91       $12.30       $14.83       $14.08
-----------------------------------------------------------------------------------------------------
Investment operations:
-----------------------------------------------------------------------------------------------------
Net investment income (a)                .86         1.16         1.16         1.24         1.44
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.86)       (1.41)       (1.27)       (2.23)         .69
-----------------------------------------------------------------------------------------------------
Total from
investment operations                     --(d)      (.25)        (.11)        (.99)        2.13
-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
From net
investment income                       (.87)       (1.17)       (1.21)       (1.38)       (1.38)
-----------------------------------------------------------------------------------------------------
From net realized
gain on investments                       --           --           --         (.16)          --
-----------------------------------------------------------------------------------------------------
From return of capital                  (.12)          --         (.07)          --           --
-----------------------------------------------------------------------------------------------------
Total distributions                     (.99)       (1.17)       (1.28)       (1.54)       (1.38)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $8.50        $9.49       $10.91       $12.30       $14.83
-----------------------------------------------------------------------------------------------------
Market value,
end of period                          $9.48       $10.80       $10.19       $13.50       $15.38
-----------------------------------------------------------------------------------------------------
Total return at
market value (%)(b)                    (2.91)       18.34       (15.61)       (2.30)       16.96
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $63,826      $71,211      $81,898      $92,368     $111,333
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.19         1.14         1.08         1.11         1.05
-----------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               9.69        11.41         9.92         9.50         9.75
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 73.39        97.63        97.22        47.56        85.45
-----------------------------------------------------------------------------------------------------

(a) Per share net investment income has been determined on the basis of the weighted number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

    The accompanying notes are an integral part of these financial statements.



NOTES TO FINANCIAL STATEMENTS
May 31, 2002

Note 1
Significant accounting policies

Putnam Managed High Yield Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The fund's investment objective is to seek high current income. The fund intends to achieve its objective by investing in high yielding income securities.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships, generally recognized by institutional traders, between securities.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. These balances may be invested in issuers of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. All premiums/ discounts are amortized/accreted on a yield-to-maturity basis.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

G) Security lending The fund may lend securities, through its agent Citibank N.A., to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by Citibank N.A., the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At May 31, 2002, the value of securities loaned amounted to $3,211. The fund received cash collateral of $3,655, which is pooled with collateral of other Putnam funds into 40 issuers of high-grade short-term investments.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At May 31, 2002, the fund had a capital loss carryover of approximately $18,916,000 available to the extent allowed by tax law to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover    Expiration
--------------    ------------------
    $2,584,000    May 31, 2007
     4,168,000    May 31, 2008
     3,778,000    May 31, 2009
     8,386,000    May 31, 2010

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, foreign currency gains and losses, post-October loss deferrals, defaulted bond interest, market discount and interest on payment-in-kind securities. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended May 31, 2002, the fund reclassified $107,544 to increase distributions in excess of net investment income and $67,014 to increase paid-in-capital, with a decrease to accumulated net realized losses of $40,530. As of May 31, 2002, there was no undistributed ordinary income on a tax basis.

Note 2
Management fee, administrative services
and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.75% of the first $500 million of the average weekly net assets, 0.65% of the next $500 million, 0.60% of the next $500 million and 0.55% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the year ended May 31, 2002, the fund's expenses were reduced by $1,636 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $473 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Note 3
Purchases and sales of securities

During the year ended May 31, 2002, cost of purchases and proceeds from sales of investment securities other than U.S. government obligations and short-term investments aggregated $45,664,290 and $49,134,822, respectively. There were no purchases and sales of U.S. government obligations.

Written option transactions during the year are summarized as follows:

                                              Contract            Premiums
                                               Amounts            Received
---------------------------------------------------------------------------
Written options outstanding
at beginning of year                       $        --           $      --
---------------------------------------------------------------------------
Options opened                               1,990,000             349,613
Options closed                              (1,000,000)           (179,620)
---------------------------------------------------------------------------
Written options outstanding
at end of year                             $   990,000           $ 169,993
---------------------------------------------------------------------------

Note 4
New accounting pronouncement

As required, the fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies. This Guide requires that the fund amortize premiums and accrete discounts on all fixed-income securities, and classify as interest income gains and losses realized on paydowns on mortgage-backed securities. Prior to June 1, 2001, the fund did not amortize premiums for certain fixed-income securities. Adopting these accounting principles did not affect the fund's net asset value, but did change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of operations. The adoption of this principle was not material to the financial statements.


FEDERAL TAX INFORMATION
(Unaudited)

The Form 1099 you receive in January 2003 will show the tax status of all distributions paid to your account in calendar 2002.

For the year ended May 31, 2002, a portion of the fund's distribution represents a return of capital and is therefore not taxable to shareholders.

The fund has designated 1.49% of the distributions from net investment income as qualifying for the dividends received deduction for corporations.



TRUSTEES

Name, Address, 1 Date of Birth,
Position(s) Held with Fund
and Length of Service              Principal Occupation(s)
as a Putnam Fund Trustee 2         During Past 5 Years           Other Directorships Held by Trustee
-------------------------------------------------------------------------------------------------------
Jameson A. Baxter (9/6/43),        President, Baxter             Director of ASHTA Chemicals, Inc.,
Trustee since 1994                 Associates, Inc.              Banta Corporation (a printing and
                                   (a management                 digital imaging firm), Intermatic
                                   consulting and private        Corporation (manufacturer of energy
                                   investments firm)             control products), Ryerson Tull, Inc.
                                                                 (a steel service corporation),
                                                                 Advocate Health Care, and the
                                                                 National Center for Nonprofit
                                                                 Boards. Chairman Emeritus
                                                                 of the Board of Trustees, Mount
                                                                 Holyoke College. Also held various
                                                                 positions in investment banking and
                                                                 corporate finance, including Vice
                                                                 President and principal of the
                                                                 Regency Group and consultant to
                                                                 First Boston Corp.

Charles B. Curtis (4/27/40),       President and Chief           Member of the Council on Foreign
Trustee since 2001                 Operating Officer,            Relations, the Electric Power
                                   Nuclear Threat                Research Institute Advisory Council,
                                   Initiative (a private         the Board of Directors of the Gas
                                   foundation dedicated          Technology Institute, the University
                                   to reducing the threat        of Chicago Board of Governors for
                                   of weapons of mass            Argonne National Laboratory, the
                                   destruction), also serves     Board of Directors of the
                                   as Senior Advisor to the      Environment and Natural Resources
                                   United Nations                Program Steering Committee,
                                   Foundation                    John F. Kennedy School of
                                                                 Government, Harvard University.
                                                                 Prior to 2002, Mr. Curtis was a
                                                                 member of the Board of Directors of
                                                                 the Gas Technology Institute. Until
                                                                 2001, Mr. Curtis was a Member of
                                                                 the Department of Defense's Policy
                                                                 Board and Director of EG&G
                                                                 Technical Services, Inc. (fossil energy
                                                                 research and development support)
                                                                 and prior to May 1997, Mr. Curtis
                                                                 was Deputy Secretary of Energy.

John A. Hill (1/31/42),            Vice-Chairman and             Director of Devon Energy
Trustee since 1985 and             Managing Director,            Corporation (formerly known as
Chairman since 2000                First Reserve                 Snyder Oil Corporation),
                                   Corporation                   TransMontaigne Oil Company,
                                   (a registered investment      Continuum Health Partners of
                                   advisor investing in          New York, Sarah Lawrence College,
                                   companies in the              and various private companies owned
                                   world-wide energy             by First Reserve Corporation.
                                   industry on behalf of         Trustee of TH Lee, Putnam
                                   institutional investors)      Investment Trust (a closed-end
                                                                 investment company). Prior to
                                                                 acquiring First Reserve in 1983,
                                                                 Mr. Hill held executive positions
                                                                 with several advisory firms and
                                                                 various positions with the federal
                                                                 government, including Associate
                                                                 Director of the Office of Manage
                                                                 ment and Budget and Deputy
                                                                 Director of the Federal Energy
                                                                 Administration.

Ronald J. Jackson                  Private investor              Former Chairman, President, and
(12/17/43),                                                      Chief Executive Officer of Fisher-
Trustee since 1996                                               Price, Inc. (a toy manufacturer).
                                                                 Previously served as President and
                                                                 Chief Executive Officer of Stride-
                                                                 Rite, Inc. and Kenner Parker Toys.
                                                                 Also held financial and marketing
                                                                 positions with General Mills, Parker
                                                                 Brothers, and Talbots. President of
                                                                 the Kathleen and Ronald J. Jackson
                                                                 Foundation (charitable trust).
                                                                 Member of the Board of Overseers of
                                                                 WGBH (public television and radio).
                                                                 Member of the Board of Overseers of
                                                                 the Peabody Essex Museum.

Paul L. Joskow (6/30/47),          Elizabeth and James           Director, National Grid Group
Trustee since 1997                 Killian Professor of          (a UK-based holding company
                                   Economics and                 with interests in electric power,
                                   Management and                natural gas distribution, and
                                   Director of the Center        telecommunications networks), and
                                   for Energy and                the Whitehead Institute for
                                   Environmental Policy          Biomedical Research (a non-profit
                                   Research, Massachusetts       research institution). President of the
                                   Institute of Technology       Yale University Council. Prior to
                                                                 February 2002, March 2000, and
                                                                 September 1998, Dr. Joskow was a
                                                                 Director of State Farm Indemnity
                                                                 Company (an automobile insurance
                                                                 company), Director of New England
                                                                 Electric System (a public utility
                                                                 holding company) and a consultant
                                                                 to National Economic Research
                                                                 Associates, respectively.

Elizabeth T. Kennan                Chairman, Cambus-             Director, Northeast Utilities, and
(2/25/38),                         Kenneth Bloodstock (a         Talbots (a distributor of women's
Trustee since 1992                 limited liability company     apparel). Trustee of Centre College.
                                   involved in thoroughbred      Prior to 2001, Dr. Kennan was a
                                   horse breeding and            member of the Oversight Committee
                                   farming), President           of Folger Shakespeare Library.
                                   Emeritus of Mount             Prior to September 2000, June 2000,
                                   Holyoke College               and November 1999, Dr. Kennan
                                                                 was a Director of Chastain Real
                                                                 Estate, Bell Atlantic, and Kentucky
                                                                 Home Life Insurance, respectively.
                                                                 Prior to 1995, Dr. Kennan was a
                                                                 Trustee of Notre Dame University.
                                                                 For 12 years, she was on the faculty
                                                                 of Catholic University.

John H. Mullin, III                Chairman and CEO              Director Alex. Brown Realty, Inc.,
(6/15/41),                         of Ridgeway Farm              The Liberty Corporation (a company
Trustee since 1997                 (a limited liability          engaged in the broadcasting
                                   company engaged in            industry), and Progress Energy, Inc.
                                   timber and farming)           (a utility company, formerly known
                                                                 as Carolina Power & Light). Trustee
                                                                 Emeritus of Washington & Lee
                                                                 University. Prior to October 1997,
                                                                 January 1998, and May 2001, Mr.
                                                                 Mullin was a Director
                                                                 of Dillon, Read and Co. Inc.,
                                                                 The Ryland Group, Inc., and
                                                                 Graphic Packaging International
                                                                 Corp., respectively.

Robert E. Patterson                Senior Partner of Cabot       Chairman of the Joslin Diabetes
(3/15/45),                         Properties, LLP and           Center, Trustee of SEA Education
Trustee since 1984                 Chairman of Cabot             Association, and Director of
                                   Properties, Inc.              Brandywine Trust Company (a trust
                                                                 company). Prior to February 1998,
                                                                 Mr. Patterson was Executive Vice
                                                                 President and Director of
                                                                 Acquisitions of Cabot Partners
                                                                 Limited Partnership. Prior to
                                                                 December 2001, Mr. Patterson was
                                                                 President and Trustee of Cabot
                                                                 Industrial Trust (publicly traded real
                                                                 estate investment trust). Prior to
                                                                 1990, Mr. Patterson was Executive
                                                                 Vice President of Cabot, Cabot &
                                                                 Forbes Realty Advisors, the
                                                                 predecessor of Cabot Partners, and
                                                                 prior to that was Senior Vice
                                                                 President of the Beal Companies.

W. Thomas Stephens                 Corporate Director            Director of Qwest Communications
(9/2/42),                                                        (communications company), Xcel
Trustee since 1997                                               Energy Incorporated (public utility
                                                                 company), TransCanada Pipelines,
                                                                 Norske Canada, Inc. (paper
                                                                 manufacturer) and Mail-Well
                                                                 (printing and envelope company).
                                                                 Prior to July 2001 and October 1999,
                                                                 Mr. Stephens was Chairman of Mail-
                                                                 Well and MacMillan-Bloedel (forest
                                                                 products company). Prior to 1996,
                                                                 Mr. Stephens was Chairman and
                                                                 Chief Executive Officer of
                                                                 Johns Manville.

W. Nicholas Thorndike              Director of various           Trustee of Northeastern University and
(3/28/33),                         corporations and              Honorary Trustee of Massachusetts
Trustee since 1992                 charitable                    General Hospital. Prior to
                                   organizations,                September 2000, April 2000, and
                                   including Courier             December 2001, Mr. Thorndike was
                                   Corporation (a book           a Director of Bradley Real Estate,
                                   manufacturer) and             Inc., a Trustee of Eastern Utilities
                                   Providence Journal Co.        Associates, and a Trustee of Cabot
                                   (a newspaper publisher)       Industrial Trust, respectively.
                                                                 Previously served as Chairman of the
                                                                 Board and managing partner of
                                                                 Wellington Management/Thorndike
                                                                 Doran Paine & Lewis, and Chairman
                                                                 and Director of Ivest Fund.

Lawrence J. Lasser*                President and Chief           Director of Marsh & McLennan
(11/1/42),                         Executive Officer             Companies, Inc. and the United Way
Trustee since 1992                 of Putnam                     of Massachusetts Bay. Member of the
Vice President since 1981          Investments, LLC,             Board of Governors of the Investment
                                   and Putnam Investment         Company Institute, Trustee of the
                                   Management, LLC               Museum of Fine Arts, Boston, a
                                                                 Trustee and Member of the Finance
                                                                 and Executive Committees of Beth
                                                                 Israel Deaconess Medical Center,
                                                                 Boston, and a Member of the
                                                                 CareGroup Board of Managers
                                                                 Investment Committee, the Council
                                                                 on Foreign Relations, and the
                                                                 Commercial Club of Boston.

George Putnam, III*                President, New                Director of The Boston Family
(8/10/51),                         Generation Research,          Office, L.L.C. (registered investment
Trustee since 1984 and             Inc. (a publisher of          advisor), Trustee of the SEA
President since 2000               financial advisory and        Education Association, Trustee of
                                   other research services       St. Mark's School, and Trustee of
                                   relating to bankrupt and      Shore Country Day School.
                                   distressed companies)         Previously, Mr. Putnam was an
                                   and New Generation            attorney with the firm of Dechert
                                   Advisers, Inc.                Price & Rhoads.
                                   (a registered
                                   investment adviser)

A.J.C. Smith (4/13/34),*           Director of Marsh &           Director of Trident Corp. (a limited
Trustee since 1986                 McLennan                      partnership with over 30 institutional
                                   Companies, Inc.               investors). Trustee of the Carnegie
                                                                 Hall Society, the Educational
                                                                 Broadcasting Corporation and the
                                                                 National Museums of Scotland.
                                                                 Chairman of the Central Park
                                                                 Conservancy. Member of the Board
                                                                 of Overseers of the Joan and
                                                                 Sanford I. Weill Graduate School
                                                                 of Medical Sciences of Cornell
                                                                 University. Fellow of the Faculty of
                                                                 Actuaries in Edinburgh, the
                                                                 Canadian Institute of Actuaries, and
                                                                 the Conference of Actuaries.
                                                                 Associate of the Society of Actuaries.
                                                                 Member of the American Actuaries,
                                                                 the International Actuarial
                                                                 Association and the International
                                                                 Association of Consulting Actuaries.
                                                                 Prior to May 2000 and November
                                                                 1999, Mr. Smith was Chairman and
                                                                 CEO, respectively, of Marsh &
                                                                 McLennan Companies, Inc.
--------------------------------------------------------------------------------------------------------
1 The address of each Trustee is One Post Office Square, Boston, MA 02109. As of May 31, 2002, there were 113 Putnam Funds.

2 Each Trustee serves for an indefinite term, until his or her resignation, death, or removal.

* Trustees who are or may be deemed to be "interested persons" (as defined in the Investment Company Act of 1940) of the fund, Putnam Management or Putnam Retail Management. Messrs. Putnam, III, Lasser, and
  Smith are deemed "interested persons" by virtue of their positions as officers or shareholders of the fund, or officers of Putnam Management, Putnam Retail Management, or Marsh & McLennan Companies, Inc.,
  the parent company of Putnam Management and Putnam Retail Management. George Putnam, III, is the
  President of your Fund and each of the other Putnam Funds. Lawrence J. Lasser has been the President,
  Chief Executive Officer, and a Director of Putnam Investments, LLC, and Putnam Management since 1985, having begun his career there in 1969. Mr. Lasser currently also serves as a Director of Marsh &
  McLennan Companies, Inc., the parent company of Putnam Management.  A.J.C. Smith is a Director of
  Marsh & McLennan Companies, Inc.





OFFICERS


Name, Address, 1 Date of Birth,    Inception of Service
Position(s) Held with Fund         with the Putnam Funds         Principal Occupation(s) During Past 5 Years
---------------------------------------------------------------------------------------------------------------
Charles E. Porter (7/26/38),       Since 1989                    Managing Director, Putnam Investments,
Executive Vice President,                                        LLC and Putnam Management
Treasurer & Principal
Financial Officer

Patricia C. Flaherty               Since 1993                    Senior Vice President, Putnam
(12/1/46),                                                       Investments, LLC and Putnam Management
Senior Vice President

Michael T. Healy (1/24/58),        Since 2000                    Managing Director, Putnam
Assistant Treasurer and                                          Investments, LLC
Principal Accounting
Officer

Gordon H. Silver (7/3/47),         Since 1990                    Senior Managing Director, Putnam
Vice President                                                   Investments, LLC and Putnam Management

Brett C. Browchuk                  Since 1994                    Managing Director, Putnam Investments,
(2/27/63), Vice President                                        LLC and Putnam Management

Ian Ferguson (7/3/57),             Since 1997                    Senior Managing Director, Putnam
Vice President                                                   Investments, LLC and Putnam Management

Richard G. Leibovitch              Since 1999                    Managing Director of Putnam Investments,
(10/31/63), Vice President                                       LLC and Putnam Management. Prior to
                                                                 February 1999, Managing Director at
                                                                 J.P. Morgan.

Richard A. Monaghan                Since 1998                    Managing Director, Putnam Investments,
(8/25/54),                                                       LLC, Putnam Management and Putnam
Vice President                                                   Retail Management

John R. Verani                     Since 1988                    Senior Vice President, Putnam
(6/11/39),                                                       Investments, LLC and Putnam Management
Vice President

Stephen M. Oristaglio              Since 1998                    Senior Managing Director of Putnam
(8/21/55),                                                       Investments LLC and Putnam
Vice President                                                   Management.

Kevin M. Cronin                    Since 2001                    Managing Director of Putnam
(6/13/61),                                                       Management. Prior to February 1997,
Vice President                                                   Vice President and Fund Manager, MFS
                                                                 Investment Management.

Stephen C. Peacher,                Since 2000                    Managing Director of Putnam
(6/15/64),                                                       Management.
Vice President
---------------------------------------------------------------------------------------------------------------
1 The address of each Officer is One Post Office Square, Boston, MA 02109.



FUND INFORMATION

ABOUT PUTNAM INVESTMENTS

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston,MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

KPMG LLP

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Michael T. Healy
Assistant Treasurer and
Principal Accounting Officer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen M. Oristaglio
Vice President

Stephen C. Peacher
Vice President

Richard G. Leibovitch
Vice President

Richard A. Monaghan
Vice President

John R. Verani
Vice President


Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern Time, or visit our Web site (www.putnaminvestments.com) anytime for up-to-date information about the fund's NAV.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


79314  590 7/02